Semi
Annual Report


                                     October 31, 1998

Franklin Federal
Tax-Free Income Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


(PICTURE OMITTED)
Charles B. Johnson (right),
Chairman
Franklin Federal
Tax-Free Income Fund
Thomas J. Kenny (left),
Director
Franklin Municipal
Bond Department

Contents

Shareholder Letter  .............  1

Special Feature:
Franklin's Municipal
Bond Department .................  5

Manager's Discussion  ...........  8

Performance Summaries

  Class I  ......................  11

  Class II ......................  13

Financial Highlights &
Statement of Investments ........  15

Financial Statements               48

Notes to
Financial Statements               51


Shareholder Letter

Dear Shareholder:

It's a pleasure to bring you Franklin Federal Tax-Free Income Fund's semiannual report for the period ended October 31, 1998.

During the six-month reporting period, the Asian financial crisis spread to other emerging markets around the world, which began to negatively affect U.S. corporate earnings. After a six-year-long expansion, the U.S. economy started to slow. The gross domestic product (GDP) for first quarter 1998 posted a robust 5.5% annualized rate, followed by a more moderate, 1.8% annualized rate for the second quarter; the third quarter GDP was annualized at 3.9%. The modest growth reflected weak Asian demand for goods and a business inventory buildup. A higher U.S. trade deficit resulted, as Asian countries tried exporting their way out of their economic turmoil. For the first six months of this year, America's trade deficit was running at an annualized rate of $158 billion, far surpassing last year's imbalance of $110 billion. Clearly, the American consumer continues to drive our economy through relatively strong purchases of retail goods, durable goods, and new and existing homes. Looking forward, the consumer may well dictate the U.S. economy's direction.

During the reporting period, the yield on the benchmark 30-year U.S. Treasury bond continued its downward trend and hit record lows. The 30-year Treasury began the reporting period yielding 5.95% on April 30, 1998, and ended the period yielding 5.15% on October 31, 1998. On October 5, 1998, the 30-year Treasury yield fell to 4.70%, its all-time low. Falling yields reflected the 30-year Treasury bond's popularity among investors fleeing deteriorating foreign stock markets. Bond price and yield move in an inverse relationship, so the rising price of the 30-year Treasury led to a corresponding yield decline.

Responding to the global financial problems, the Federal Reserve Board (the Fed) gradually eased monetary policy in September and October. The Fed's monetary policy panel, the Federal Open Market Committee, twice cut the federal funds target rate by 0.25%, to 5.00%, hoping to stimulate growth. The Fed's move attempted to provide liquidity to the financial system, and make it easier for major corporations to obtain favorable lending from banks. The tempered economic activities combined with a period of benign inflation precipitated the low interest-rate environment.

Issuers of municipal bonds took advantage of low interest rates during the six-month period by refinancing outstanding, higher interest-rate debt. Additionally, many municipalities experienced solid fiscal conditions due to the strong economy. In fact, credit rating upgrades exceeded downgrades by a four-to-one ratio. Borrowing for new projects increased, such that the supply of new municipal bond issues in 1998 could approach record levels. Demand did not keep pace with the increased supply, causing municipal bonds to underperform compared with their taxable counterparts. At the end of the reporting period, the yield on 30-year, AAA-rated, insured municipal bonds stood at 94% of the yield on a 30-year Treasury bond, which in our opinion, creates an attractive investment opportunity in the municipal bond market. For those investors in the 39.6% tax bracket, the taxable equivalent yield on an average municipal bond was 7.95% versus 5.15% for the 30-year Treasury bond.*

*Source: Bloomberg, October 31, 1998.

Our investment philosophy remains disciplined and focused, as we strive to offer our shareholders high, current tax-free income and relatively low-price volatility. The outlook for the municipal bond market should remain positive, given the stable U.S. economy, low inflation environment, budget surplus, strong dollar, and the economic and market uncertainty facing many of the world's regions.

Municipal bond funds continue to be an attractive investment for those investors seeking tax-free income as well as providing an opportunity to diversify risk in their portfolio. We encourage you to discuss your financial goals with an investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Federal Tax-Free Income Fund

/s/ Thomas J. Kenny
Thomas J. Kenny
Director
Franklin Municipal Bond Department

Franklin's Municipal
Bond Department

The Municipal Bond Department Today
Franklin is currently the nation's largest tax-free fund manager. With a team of 11 portfolio managers and 22 research analysts, we manage more than $50 billion of municipal assets in 43 funds for over 886,000 tax-free fund shareholder accounts.

Our Investment  Philosophy
The investment objective of Franklin's tax-free funds is to provide a high level of current, tax-free income while preserving shareholders' capital. Following a disciplined investment approach, we conduct a stringent credit analysis to search for what we believe to be undervalued situations, and generally purchase current coupon bonds at prices we consider favorable. We also acknowledge that our investors in general are risk-averse; therefore, we do not invest in exotic derivatives, nor leverage or hedge our portfolios, which would increase the funds' volatility.

Furthermore, Franklin positions its funds with a long-term investment horizon. We purchase a major portion of our municipal bonds in the new-issue market and incorporate a buy-and-hold strategy, attempting to reduce portfolio turnover and thus, avoid capital gain distributions. We expect our funds to distribute a relatively high level of tax-free income, and attempt to maximize risk-adjusted total return performance.

Research  and  Analysis

Franklin has one of the industry's largest research departments. Along with the portfolio managers, the research department's main mission is to identify the best municipal buying opportunities.

Our analysts specialize in their individual fields and focus on investment sectors, not geographic regions. With the use of proprietary databases, our analysts can provide fast and reliable analysis to portfolio managers about any bond issue being considered. Each year analysts visit a number of sites to get a perspective of our financed projects. They meet with management teams and municipal officials to discuss newly found potential opportunities and problems.

Our municipal bond team often takes on the role similar to that played by investment bankers. Many of our competitors routinely turn away from issues that may be unattractive on the surface; at Franklin, we pride ourselves in proposing changes to these issues, and work to make them acceptable to our criteria. These situations often provide us with excellent investment return.

The ability and willingness to work with issuers and our reputation for talented analysts also make us a preferred client to receive the "first call" on issues many brokerage houses underwrite. Lastly, our research analysts have made significant efforts to improve municipal markets. With their involvement and leadership, they have been working with attorney and issuer groups and industry regulators to strengthen the municipal bond industry.


(PICTURE OMITTED)

Franklin Municipal Bond Team

Manager's Discussion

Your Fund's Goal: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a nationally diversified portfolio consisting of municipal securities.1


GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

For the first three quarters of 1998, the municipal bond market experienced near record supply. As mentioned in our previous report, municipal bond insurance covered over 50% of new issues. Benefiting from increased competition among insurers and many municipalities' improved financial strength, municipal bond insurance became relatively inexpensive and provided issuers improved marketability. Many state and local governments experienced record revenues, as well as budget surpluses, which enabled them to borrow for infrastructure financing. As of third quarter 1998, over $220 billion of new issues came to market, a 40% increase over 1997.

This supply weighed heavily on the municipal bond market. Although demand remained steady in this market, it was not sufficient to meet the increased supply, causing municipal bonds to underperform compared with their taxable counterparts. At the same time, global market weakness caused many investors to seek the safe haven of U.S. Treasuries, pushing their prices higher and hence, yields lower. By the end of the reporting period, there was little difference between long-term municipal yields and Treasury yields, as the chart on page 10 shows. On May 1, 1998, the beginning of the six-month reporting period, the Bond Buyer Municipal 40 Index was yielding 5.37%, and the 30-year Treasury yield was 5.94%. The index ended the reporting period yielding 5.13%, while the 30-year Treasury yield stood at 5.15%. Such a slim margin between municipal bond yields and Treasury yields created an attractive taxable equivalent rate for the fund.

1. These dividends are generally subject to state and local income taxes, if any. For investors subject to federal or state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 17 of this report.

The large supply in the municipal bond market provided Franklin Federal Tax-Free Income Fund the flexibility to diversify its assets. Although New York and California are generally the largest issuers of municipal bonds, we seek to maintain a portfolio diversified among the states. During the reporting period, the number of portfolio positions increased from 930 to 983 and included investments in all 50 states. As opportunities arose, we added to our holdings in Texas, Illinois, Wisconsin and Colorado. Taking advantage of ample supply in the insured sector, we boosted the amount of insured securities to 23.5%, from 21.8%, over the six-month reporting period.

New York  issues  remain  our  largest  single-state  sector,  at 17.1% of total long-term investments. New York state and New York City recorded 1998 fiscal-year budget surpluses. The improved fiscal performance contributed to New York City's municipal securities' credit rating upgrade. As of October 31, 1998, all three national credit rating agencies now give A ratings for New York City's obligations.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Going forward, our outlook for Franklin Federal Tax-Free Income Fund is positive. We believe municipal bond supply should remain robust, and we expect relatively strong demand due to the attractiveness of municipal bonds versus other fixed-income investments. The fund should continue to produce a steady source of tax-free income for investors.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of October 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Performance Summary

Class I
Franklin Federal Tax-Free Income Fund - Class I share price, as measured by net asset value, increased 17 cents, from $12.25 on April 30, 1998, to $12.42 on October 31, 1998. During the six-month reporting period, shareholders received income distributions totaling 33.6 cents ($0.336) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of October's monthly per-share dividend of 5.6 cents ($0.056) and the maximum offering price of $12.97 on October 31, 1998, your fund's distribution rate was 5.18%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket would need to earn 8.58% from a taxable investment to match the fund's tax-free distribution rate.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance
Class I
Periods ended 10/31/98
                                                                  Since
                                                                Inception
                                       1-Year  5-Year  10-Year  (10/7/83)
----------------------------------------------------------------------------
Cumulative Total Return1                 7.20%  34.88% 112.50%    271.73%
Average Annual Total Return2             2.67%   5.26%   7.36%      8.79%

Distribution Rate3                           5.18%
Taxable Equivalent Distribution Rate4        8.58%
30-Day Standardized Yield5                   4.03%
Taxable Equivalent Yield4                    6.67%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price; thus actual total returns would differ.
3. Distribution rate is based on an annualization of October's 5.6 cent per share monthly dividend and the maximum offering price of $12.97 on October 31, 1998.
4. Taxable equivalent distribution rate and yield assume the 1998 maximum federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1998.
Effective  May 1,  1994,  the fund  eliminated  the sales  charge on  reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance. All total return calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Class II
Franklin Federal Tax-Free Income Fund - Class II share price, as measured by net asset value, increased 18 cents, from $12.24 on April 30, 1998, to $12.42 on October 31, 1998. During the six-month reporting period, shareholders received income distributions totaling 30.04 cents ($0.3004) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of October's monthly per-share dividend of 5.01 cents ($0.0501) and the maximum offering price of $12.55 on October 31, 1998, your fund's distribution rate was 4.79%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket would need to earn 7.93% from a taxable investment to match the fund's tax-free distribution rate.

GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance
Class II
Periods ended 10/31/98

                                                                Since
                                                              Inception
                                              1-Year   3-Year  (5/1/95)
--------------------------------------------------------------------------
Cumulative Total Return1                       6.67%    21.05%  27.55%
Average Annual Total Return2                   4.64%     6.22%   6.88%

Distribution Rate3                        4.79%
Taxable Equivalent Distribution Rate4     7.93%
30-Day Standardized Yield5                3.61%
Taxable Equivalent Yield4                 5.98%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, as applicable.
3. Distribution rate is based on an annualization of October's 5.01 cent per share monthly dividend and the maximum offering price of $12.55 on October 31, 1998.
4. Taxable equivalent distribution rate and yield assume the 1998 maximum federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1998.
All total return calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights

                                                                       Class I
                                             ------------------------------------------------------------------
                                             Six Months Ended
                                             October 31, 1998              Year Ended April 30,
                                                             --------------------------------------------------
                                               (unaudited)   1998       1997       1996       1995       1994
                                             ------------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .........   $12.25     $11.90     $11.83     $11.73     $11.81     $12.24
                                             ------------------------------------------------------------------
Income from investment operations:
 Net investment income .......................      .34        .69        .71        .74        .75        .77
 Net realized and unrealized gains (losses) ..      .17        .35        .07        .10       (.05)      (.41)
                                             ------------------------------------------------------------------
Total from investment operations .............      .51       1.04        .78        .84        .70        .36
Less distributions from net investment income      (.34)      (.69)      (.71)      (.74)      (.78)      (.79)
                                             ------------------------------------------------------------------
Net asset value, end of period ...............   $12.42     $12.25     $11.90     $11.83     $11.73     $11.81
                                             ==================================================================

Total Return* ................................     4.19%      8.92%      6.81%      7.33%      6.21%      2.58%

Ratios/Supplemental Data
Net assets, end of period (000's) ............  $7,133,824  $7,022,961 $6,905,488 $7,012,601 $6,886,941 $6,804,262
Ratios to average net assets:
 Expenses ....................................      .58%**      .59%      .58%       .57%       .59%       .52%
 Net investment income .......................     5.46%**     5.70%     6.00%      6.20%      6.47%      6.27%
Portfolio turnover rate ......................     6.54%      14.54%    16.43%     25.10%     19.88%     24.59%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
**Annualized.


                                                                            Class II
                                                  -------------------------------------------------------------
                                                       Six Months Ended
                                                       October 31, 1998            Year Ended April 30,
                                                                          -------------------------------------
                                                          (unaudited)         1998       1997       1996***
                                                  -------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................       $12.24           $11.90    $11.82       $11.73
                                                  -------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................          .30              .63       .66          .68
 Net realized and unrealized gains ..................          .18              .33       .06          .09
                                                  -------------------------------------------------------------
Total from investment operations ....................          .48              .96       .72          .77
Less distributions from net investment income .......         (.30)            (.62)     (.64)        (.68)
                                                  -------------------------------------------------------------
Net asset value, end of period ......................       $12.42           $12.24    $11.90       $11.82
                                                  =============================================================

Total Return* .......................................         3.97%            8.22%     6.28%        6.68%

Ratios/Supplemental Data
Net assets, end of period (000's) ...................      $176,317         $135,195   $71,944      $34,110
Ratios to average net assets:
 Expenses ...........................................         1.16%**          1.17%     1.16%        1.15%
 Net investment income ..............................         4.88%**          5.12%     5.42%        5.68%
Portfolio turnover rate .............................         6.54%           14.54%    16.43%       25.10%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized.
***The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.062 per share. The net asset value at the beginning of period includes this dividend.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1998 (unaudited)

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
aLong Term Investments 97.7%
 Bonds 95.5%
 Alabama 1.3%
 Alabama HFA, SFMR, Collateralized Home Mortgage, Series D-2, 5.75%, 10/01/23 .....................     $ 5,400,000    $  5,571,936
 Alabama Water Pollution Control Authority, Revolving Fund Loan, Series B, Pre-Refunded, 7.75%, 8/15/12   5,925,000       6,389,402
 Anniston Regional Medical Center Board, Series A, AMBAC Insured, 5.125%, 6/01/28 .................       7,000,000       7,002,730
 Citronelle IDB, PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical, Plc., Series 1982, 8.00%,
 12/01/12 .........................................................................................       1,000,000       1,073,370
 Courtland IDB, PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ..............       5,000,000       5,310,800
 Courtland IDBR, Champion International Corp., Refunding, Series A, 7.20%, 12/01/13 ...............      12,000,000      13,212,600
 Fairfield IDB, Environmental Improvement Revenue, USX Corp. Projects, Refunding, 5.45%, 9/01/14 ..       1,445,000       1,469,319
 Jefferson County Sewer Revenue, Warrants,
 Refunding, Series A, FGIC Insured, 5.625%, 2/01/22 ...............................................       4,000,000       4,280,200
 Series D, FGIC Insured, 5.75%, 2/01/22 ...........................................................      15,995,000      17,330,742
 Series D, FGIC Insured, 5.75%, 2/01/27 ...........................................................      19,715,000      21,361,400
 Mc Intosh IDB, Environmental Improvement Revenue, CIBA Specialty, Refunding, Series C, 5.375%, 6/01/28   5,000,000       5,062,150
 Montgomery Medical Clinic Board, Health Care Facilities Revenue, Jackson Hospital and Clinic, Refunding,
 AMBAC Insured, 6.00%, 3/01/26 ....................................................................       5,385,000       5,894,367
                                                                                                                        -----------
                                                                                                                         93,959,016
                                                                                                                        -----------
 Alaska 1.9%
 Alaska Industrial Development and Export Authority, Revolving Fund, Series A, 7.95%, 4/01/10 .....       1,775,000       1,888,369
 Alaska State HFC,
 Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ........................................       3,400,000       3,609,134
 Mortgage, Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 .....................................       4,290,000       4,546,070
 Refunding, Series A, MBIA Insured, 5.875%, 12/01/24 ..............................................      17,875,000      18,711,908
 Refunding, Series A, MBIA Insured, 5.875%, 12/01/30 ..............................................      11,600,000      12,092,072
 Refunding, Series A, MBIA Insured, 6.10%, 12/01/37 ...............................................      34,000,000      35,952,960
 Series A, Pre-Refunded, 6.60%, 12/01/23 ..........................................................       8,000,000       8,903,120
 Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 .........................................      20,530,000      22,039,776
 Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project, Refunding,
 6.50%, 12/01/02 ..................................................................................       3,360,000       3,616,570
 6.75%, 12/01/08 ..................................................................................       3,500,000       3,783,045
 Valdez Marine Terminal Revenue, BP Pipelines, Inc. Project, Refunding, Series A, 5.85%, 8/01/25 ..      25,000,000      25,955,000
                                                                                                                        -----------
                                                                                                                        141,098,024
                                                                                                                        -----------
 Arizona .4%
 Maricopa County IDA, Health Facilities Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ............      20,000,000      20,241,400
 Phoenix Civic Improvement Corporation Airport Revenue, Senior Lien, Series B, FSA Insured, 5.00%,        8,500,000       8,462,175
                                                                                                                        -----------
 7/01/25                                                                                                                 28,703,575
                                                                                                                        -----------
 Arkansas 1.4%
 Arkansas State Development Financing Authority, Driver's License Revenue, State Police Headquarters,
 Wireless Data, FGIC Insured, 5.40%, 6/01/18 ......................................................       4,000,000       4,166,920
 Desha County Residential Housing Facilities Board, SFMR, Refunding, 7.50%, 4/01/11 ...............       1,940,000       2,066,236
 Independence County Public Health and Education Facilities Board, Capital Revenue, White River Control Project,
 Refunding & Improvement, Pre-Refunded, 8.00%, 6/01/09 ............................................       3,115,000       3,265,174
 Jefferson County PCR,
 Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ..................................       1,465,000       1,587,049
 Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ........................................       5,000,000       5,082,000
 Little River County Revenue, Georgia-Pacific Corporate Project, Refunding, 5.60%, 10/01/26 .......      13,000,000      13,041,340
 Arkansas (cont.)
 Pope County PCR, Power and Light Co. Project, Refunding, 6.30%,
 12/01/16 .........................................................................................     $ 2,600,000    $  2,813,954
 11/01/20 .........................................................................................      60,000,000      62,688,600
 Pulaski County,
 Health Facilities Board Revenue Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ...........       1,500,000       1,461,240
 Public Facilities Board, MFR, Refunding, Series A, GNMA Insured, 5.45%, 12/20/18 .................       1,000,000       1,012,630
 University of Central Arkansas,
 Academic Facilities Revenue, Series B, AMBAC Insured, 5.875%, 4/01/16 ............................         250,000         275,203
 Academic Facilities Revenue, Series C, AMBAC Insured, 6.00%, 4/01/21 .............................       1,000,000       1,108,620
 Athletic Facilities Revenue, Series C, AMBAC Insured, 6.00%, 4/01/21 .............................       1,000,000       1,108,620
 Athletic Facilities Revenue, Series C, AMBAC Insured, 6.125%, 4/01/26 ............................         825,000         911,130
 Housing System Revenue, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/21 .......................       1,000,000       1,108,620
                                                                                                                        -----------
                                                                                                                        101,697,336
                                                                                                                        -----------
 California 4.9%
 Alhambra COP, Clubhouse Facility Project, 11.25%
 1/01/08 ..........................................................................................         410,000         418,688
 1/01/09 ..........................................................................................         455,000         464,564
 1/01/10 ..........................................................................................         500,000         510,470
 Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 ................................       5,325,000       5,740,084
 California Health Facilities, Financing Authority Revenue, St. Francis Medical Center, Refunding, Series H, AMBAC
 Insured, 6.30%, 10/01/15 .........................................................................       2,800,000       3,182,256
 California State Educational Facilities Authority Revenue,
 National University, Connie Lee Insured, 6.00%, 5/01/09 ..........................................       3,580,000       3,996,891
 Pooled College and University Projects, Series B, 6.00%, 12/01/20 ................................       6,025,000       6,482,719
 California State GO,
 6.00%, 5/01/18 ...................................................................................         535,000         590,587
 5.90%, 4/01/23 ...................................................................................       1,200,000       1,300,740
 FGIC Insured, 6.00%, 5/01/20 .....................................................................         850,000         936,547
 FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 .......................................................      11,650,000      13,099,027
 Series 1994, 5.90%, 5/01/08 ......................................................................       3,070,000       3,436,773
 Veterans Bonds, Series BC, 6.00%, 2/01/10 ........................................................       1,000,000       1,015,780
 Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 ............................................      14,700,000      14,941,668
 California State Public Works Board, Lease Revenue, Various University of California Projects, Series A, 6.375%,
 10/01/14 .........................................................................................       4,000,000       4,592,880
 10/01/19 .........................................................................................       2,000,000       2,296,440
 California Statewide Communities Development Authority Revenue, COP, Sutter Health Obligation Group,
 MBIA Insured, 6.00%, 8/15/25 .....................................................................      14,750,000      16,329,873
 Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 ...........................................       8,250,000       9,094,800
 Coalinga Public Finance Authority Revenue, Series B, 6.25%, 9/15/07 ..............................       1,020,000       1,044,378
 Commerce, Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 .............       1,000,000       1,184,950
 Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Senior Lien, Series A, 6.50%,       59,240,000      66,583,983
 1/01/32
 Forty-Niner Shops, Inc., Auxiliary Organization, California State Long Beach Project, 6.875%,
 4/01/07 ..........................................................................................       1,090,000       1,222,795
 4/01/12 ..........................................................................................       1,565,000       1,755,664
 Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Proposition C, Refunding,
 Second Series A, AMBAC Insured, 5.00%, 7/01/23 ...................................................      10,000,000       9,971,200
 California (cont.)
 Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 ............     $ 3,180,000    $  3,451,731
 Los Angeles Department of Water and Power, Electric Plant Revenue, Refunding, MBIA Insured, 6.00%,       3,000,000       3,203,880
 2/01/28
 Los Angeles Regional Airport Improvements Corp., Lease Revenue,
 Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ..........................      18,500,000      20,263,605
 United Airlines, Inc. Project, Refunding, 6.875%, 11/15/12 .......................................       8,400,000       9,245,292
 Pomona Public Financing Authority Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 ...............       4,000,000       4,379,000
 Sacramento County Airport Systems Revenue, Sub-Series D, MBIA Insured, 6.00%, 7/01/16 ............       6,480,000       7,285,464
 San Bernardino County COP, Medical Center Financing Project, Series A, MBIA Insured, 5.875%, 8/01/26    33,315,000      36,322,012
 San Francisco City and County RDA Revenue,
 George Moscone Convention Center, Lease Revenue, 6.75%, 7/01/24 ..................................       7,075,000       8,102,007
 Tax Allocation Redevelopment Project, 6.50%, 8/01/22 .............................................      12,680,000      14,700,812
 San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20 .............      10,380,000      11,247,041
 San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
 5.00%, 1/01/33 ...................................................................................       5,000,000       4,840,650
 Pre-Refunded, 7.00%, 1/01/30 .....................................................................      16,785,000      19,188,948
 University of California Revenues,
 Hospital - U.C. Medical Center, AMBAC Insured, 5.75%, 7/01/24 ....................................      25,000,000      27,080,250
 Research Facilities, Series B, Pre-Refunded, 6.55%, 9/01/24 ......................................      11,780,000      13,419,658
 Windsor RDA Revenue, Tax Allocation, Windsor Project, 7.00%, 9/01/24 .............................       2,405,000       2,661,998
                                                                                                                        -----------
                                                                                                                        355,586,105
                                                                                                                        -----------
 Colorado 4.8%
 Colorado Health Facilities Authority Revenue,
 Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ...........................................       3,035,000       2,956,576
 Kaiser Permanente, Series A, 5.35%, 11/01/16 .....................................................      13,250,000      13,398,003
 Series B, 5.35%, 8/01/15 .........................................................................      20,200,000      20,763,580
 Colorado HFA, GO, Series A, 7.50%, 5/01/29 .......................................................       1,595,000       1,675,611
 Colorado Post-Secondary Educational Facilities Authority Revenue, University of Denver Project,
 Refunding & Improvement, MBIA Insured, 5.375%, 3/01/18 ...........................................       6,000,000       6,256,500
 Colorado Springs Utilities Revenue, System Improvement, Series A, Subordinate Lien., 5.00%, 11/15/27    20,000,000      19,818,000
 Denver City and County Airport Revenue,
 Series A, 8.875%, 11/15/12 .......................................................................      12,130,000      13,836,934
 Series A, 7.50%, 11/15/23 ........................................................................      13,590,000      15,572,237
 Series A, 8.50%, 11/15/23 ........................................................................      72,960,000      79,924,032
 Series A, 8.00%, 11/15/25 ........................................................................      20,305,000      22,048,184
 Series A, 8.00%, 11/15/25 ........................................................................       1,480,000       1,626,076
 Series A, Pre-Refunded, 7.50%, 11/15/12 ..........................................................      11,200,000      12,950,224
 Series A, Pre-Refunded, 8.875%, 11/15/12 .........................................................       4,515,000       5,252,661
 Series A, Pre-Refunded, 7.50%, 11/15/23 ..........................................................       2,930,000       3,512,045
 Series A, Pre-Refunded, 8.50%, 11/15/23 ..........................................................       6,985,000       7,771,930
 Series A, Pre-Refunded, 7.25%, 11/15/25 ..........................................................      16,465,000      18,918,779
 Series A, Pre-Refunded, 7.25%, 11/15/25 ..........................................................       8,060,000       9,261,182
 Series A, Pre-Refunded, 8.00%, 11/15/25 ..........................................................       2,020,000       2,227,979
 Series A, Pre-Refunded, 8.00%, 11/15/25 ..........................................................         520,000         582,743
 Series B, 7.25%, 11/15/23 ........................................................................       2,120,000       2,344,911
 Series B, Pre-Refunded, 7.25%, 11/15/23 ..........................................................         530,000         605,764
 Series D, 7.75%, 11/15/21 ........................................................................       8,950,000       9,913,647
 Colorado (cont.)
 Denver City and County Airport Revenue, (cont.)
 Series D, 7.00%, 11/15/25 ........................................................................     $ 7,835,000    $  8,352,032
 Series D, Pre-Refunded, 7.75%, 11/15/21 ..........................................................       2,510,000       2,839,889
 Denver City and County Special Facilities, Airport Revenue, United Airlines, Inc. Project,              47,980,000      51,855,345
 Series A, 6.875%, 10/01/32
 Littleton MFR, Rental Housing, Riverpointe Project I, Series 1985, 8.00%, 12/01/22 ...............      16,105,000      16,486,689
                                                                                                                        -----------
                                                                                                                        350,751,553
                                                                                                                        -----------
 Connecticut
 Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Insured, 5.80%, 8/20/39 .       2,870,000       2,975,645
                                                                                                                        -----------
 Delaware
 Delaware State EDA Revenue, Water Development, Wilmington, Refunding, Series B, 6.45%, 12/01/07 ..       1,160,000       1,340,995
 Delaware State Housing Authority, MFMR, Refunding, Series D, 6.75%, 7/01/06 ......................       2,000,000       2,217,580
                                                                                                                        -----------
                                                                                                                          3,558,575
                                                                                                                        -----------
 Florida 2.0%
 Bay County Resource Recovery Revenue, Refunding,
 Series A, MBIA Insured, 6.50%, 7/01/07 ...........................................................       2,100,000       2,332,239
 Series B, MBIA Insured, 6.50%, 7/01/07 ...........................................................      11,020,000      12,238,702
 Broward County Resource Recovery Revenue, Broward Waste Energy Co., L.P., North Project, Series 1984, 7.95%,
 12/01/08 .........................................................................................      40,950,000      43,675,223
 Callaway/Bay County Waste Water Systems Revenue, Series A, FGIC Insured, 6.00%, 9/01/26 ..........       1,000,000       1,108,560
 Florida State Board Of Education, Capital Outlay, Public Education, Refunding, Series 1992, 6.40%,      22,475,000      24,347,842
 6/01/19
 Florida State Department of Transportation,
 Right of Way Acquisition and Bridge, 5.375%, 7/01/26 .............................................      10,000,000      10,317,000
 Turnpike Revenue, Series A, Pre-Refunded, 7.75%, 7/01/09 .........................................       7,125,000       7,485,739
 Lakeland Retirement Community, First Mortgage Revenue, Carpenters Home Estate Project, 9.50%, 9/01/06    3,330,000       3,330,000
 Manatee County IDR, Manatee Hospital and Health Systems, Inc., Pre-Refunded, 9.25%, 3/01/21 ......       6,500,000       7,423,260
 Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/16 .....................       5,000,000       5,768,450
bSouth Miami Florida Health Facilities Authority Hospital Revenue, Baptist Health System Obligation Group,
 MBIA Insured, 5.00%, 11/15/28 ....................................................................       7,000,000       6,924,680
 St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
 10/01/00 .........................................................................................         840,000         884,024
 10/01/01 .........................................................................................         890,000         956,634
 10/01/02 .........................................................................................         940,000       1,028,322
 10/01/03 .........................................................................................       1,005,000       1,117,741
 10/01/04 .........................................................................................       1,065,000       1,199,084
 10/01/05 .........................................................................................       1,130,000       1,286,019
 10/01/06 .........................................................................................       1,200,000       1,381,692
 10/01/07 .........................................................................................       1,275,000       1,463,024
 10/01/08 .........................................................................................       1,355,000       1,539,822
 10/01/12 .........................................................................................       6,300,000       7,114,653
 Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ......................       2,000,000       2,052,520
                                                                                                                        -----------
                                                                                                                        144,975,230
                                                                                                                        -----------
 Georgia 2.3%
 Burke County Development Authority, PCR, Georgia Power Co., Plant Vogle Project,
 Series 1984-1, MBIA Insured, 6.60%, 7/01/24 ......................................................     105,000,000     108,851,400
 Series 1984-7, MBIA Insured, 6.625%, 10/01/24 ....................................................       8,025,000       8,371,439
 Georgia (cont.)
 Fulton County Development Authority, Special Facilities Revenue, Delta Airlines, Inc. Project,
 5.45%, 5/01/23 ...................................................................................     $ 3,000,000    $  2,956,110
 Refunding, 6.85%, 11/01/07 .......................................................................       3,400,000       3,701,546
 Refunding, 6.95%, 11/01/12 .......................................................................       5,500,000       5,994,945
 Gainsville and Hall County Hospital Authority Revenue Anticipation Certificates, Northeast
 Georgia Healthcare Project, Refunding, MBIA Insured, 6.00%, 10/01/25 .............................       7,975,000       8,725,607
 Georgia Municipal Electric Authority Power Revenue,
 Series B, 6.375%, 1/01/16 ........................................................................      14,000,000      14,979,720
 Series EE, 6.40%, 1/01/23 ........................................................................       6,325,000       7,034,792
 Georgia State HFA Revenue, Homeownership Opportunity Program, Series C, 6.60%, 12/01/23 ..........       3,635,000       3,875,746
 Monroe County Development Authority, PCR, Georgia Power Co., AMBAC Insured, 6.25%, 7/01/19 .......       4,300,000       4,477,074
                                                                                                                        -----------
                                                                                                                        168,968,379
                                                                                                                        -----------
 Hawaii 1.2%
 Hawaii State Airports System Revenue,
 FGIC Insured, 7.00%, 7/01/20 .....................................................................       1,000,000       1,095,810
 Second Series, 7.00%, 7/01/07 ....................................................................      12,000,000      13,066,680
 Second Series, 6.90%, 7/01/12 ....................................................................         500,000         599,795
 Second Series, 7.00%, 7/01/18 ....................................................................       2,830,000       3,046,580
 Hawaii State Department of Budget and Finance,
Special Purposes Mortgage Revenue, Hawaii Electric Light Co. Project, 7.20%, 12/01/14 .............         200,000         210,560
 Special Purposes Mortgage Revenue, Hawaii Electric Light Co. Project, Series A, 7.35%, 1/01/20 ...       1,000,000       1,051,540
 Special Purposes Mortgage Revenue, Hawaii Electric Light Co. Project, Series A, MBIA Insured, 5.65%,
 10/01/27 .........................................................................................      20,000,000      21,794,400
 Special Purposes Mortgage Revenue, Kaiser Hospital, 6.25%, 3/01/21 ...............................         900,000         948,510
 Special Purposes Mortgage Revenue, Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 .......       2,600,000       2,762,500
 Special Purposes Mortgage Revenue, Wahiawa General Hospital Project, 7.50%, 7/01/12 ..............       1,000,000       1,090,800
 Special Purposes Revenue, 6.00%, 7/01/11 .........................................................       1,000,000       1,094,710
 Special Purposes Revenue, 6.20%, 7/01/16 .........................................................       2,000,000       2,177,060
 Special Purposes Revenue, 6.25%, 7/01/21 .........................................................       6,250,000       6,818,813
 Special Purposes Revenue, The Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ..........       5,800,000       6,115,926
 Special Purposes Revenue, The Queens Health System, Series B, MBIA Insured, 5.25%, 7/01/23 .......       5,000,000       5,153,700
 Special Purposes Revenue, The Queens Health System, Series B, MBIA Insured, 5.00%, 7/01/28 .......       3,250,000       3,272,653
 Hawaii State SFMR,
 HFC, Series A, 7.00%, 7/01/11 ....................................................................         230,000         245,332
 HFC, Series A, 7.10%, 7/01/24 ....................................................................       3,350,000       3,573,747
 HFC, Series B, 6.90%, 7/01/16 ....................................................................         245,000         261,964
 HFC, Series B, 7.00%, 7/01/31 ....................................................................       8,055,000       8,618,608
 Housing and Development Corp., Purchase Revenue, Series A, 5.75%, 7/01/30 ........................       2,500,000       2,580,225
                                                                                                                        -----------
                                                                                                                         85,579,913
                                                                                                                        -----------
 Idaho .1%
 Idaho Housing Agency,
 Refunding, Series D-1, 6.45%, 7/01/19 ............................................................       2,190,000       2,347,461
 SFMR, Senior Bond, Series B-1, FGIC Insured, 7.85%, 7/01/09 ......................................         745,000         768,155
 SFMR, Senior Bond, Series B-1, FGIC Insured, 7.90%, 1/01/21 ......................................       1,120,000       1,151,786
 Power County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/14 .................................       2,200,000       2,280,696
                                                                                                                        -----------
                                                                                                                          6,548,098
                                                                                                                        -----------
 Illinois 7.2%
 Bryant PCR, Central Illinois Light Co. Project, Refunding,
 Series A, 6.50%, 2/01/18 .........................................................................     $ 7,200,000   $   7,738,056
 Series C, 6.50%, 1/01/10 .........................................................................       5,000,000       5,418,450
 Chicago Board of Education, Chicago School Reform,
 MBIA Insured, 6.00%, 12/01/16 ....................................................................       9,700,000      10,720,537
 MBIA Insured, 6.00%, 12/01/26 ....................................................................       7,600,000       8,334,692
 Series A, AMBAC Insured, 5.25%, 12/01/27 .........................................................      10,000,000      10,125,300
 Series A, AMBAC Insured, 5.25%, 12/01/30 .........................................................       8,830,000       8,925,717
 Chicago COP, AMBAC Insured, 7.75%, 7/15/11 .......................................................      20,000,000      24,318,000
 Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A, 6.10%, 6/01/25 ...........      12,000,000      12,911,880
 Chicago GO, Lakefront Millennium Parking Facilities, 5.125%, 1/01/28 .............................      26,345,000      26,126,337
 Chicago SFMR, Collateralized, Series A, 7.25%, 9/01/28 ...........................................       3,800,000       4,316,458
 Chicago Wastewater Transmission Revenue, Refunding, FGIC Insured, 5.125%, 1/01/25 ................       5,000,000       5,008,700
 Chicago-O'Hare International Airport Revenue, Special Facilities, United Airlines, Inc. Project,
 8.45%, 5/01/07 ...................................................................................       4,300,000       4,620,264
 8.50%, 5/01/18 ...................................................................................      12,305,000      13,228,367
 8.20%, 12/01/24 ..................................................................................      11,720,000      14,083,572
 Series A, 8.40%, 5/01/18 .........................................................................         450,000         471,528
 Series C, 8.20%, 5/01/18 .........................................................................      27,600,000      28,893,888
 Cook County,
 Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ....................................      10,000,000      10,998,700
 Orland Park School District No. 135, Refunding, FGIC Insured, 5.875%, 11/15/22 ...................      10,000,000      11,312,800
 Refunding, Series A, MBIA Insured, 5.625%, 11/15/22 ..............................................      20,000,000      21,042,000
 Tinley Park School District No.140, Refunding, Series A, AMBAC Insured, 6.00%, 12/01/15 ..........       8,750,000       9,727,025
 Illinois Development Finance Authority, PCR,
 Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ........................      15,200,000      16,223,720
 Commonwealth Edison Co. Project, Series 1991, 7.25%, 6/01/11 .....................................       7,500,000       8,089,575
 Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 .................................      26,550,000      30,827,205
 Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured, 5.50%, 5/15/21  13,240,000      13,732,263
 Illinois Educational Facilities Authority Revenues, Midwestern University, Series B, MBIA-IBC Insured,
 5.50%, 5/15/28 ...................................................................................       6,250,000       6,487,875
 Illinois HDA,
 Homeowner Mortgage, Series A-1, 6.85%, 8/01/17 ...................................................       4,245,000       4,646,832
 MF Program, Lawndale Redevelopment Project, 7.10%, 12/01/34 ......................................      20,000,000      22,026,800
 MF Program, Refunding, Series A, 7.10%, 7/01/26 ..................................................      12,915,000      13,980,746
 MF Program, Series 1, 6.625%, 9/01/12 ............................................................      12,000,000      12,850,680
 MF Program, Series 1, 6.75%, 9/01/21 .............................................................       7,550,000       8,057,662
 MF Program, Series C, 7.35%, 7/01/11 .............................................................       2,265,000       2,378,975
 RMR, Series B, 7.25%, 8/01/17 ....................................................................       7,065,000       7,478,091
 Illinois Health Facilities Authority Revenue,
 Edwards Hospital Project, Refunding, Pre-Refunded, 7.00%, 2/15/22 ................................       2,000,000       2,234,140
 Hospital Sisters Services Incorporated, Series A, MBIA Insured, 5.00%, 6/01/18 ...................      10,000,000       9,791,800
 Loyola University Health System, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ..............       9,195,000       9,774,193
 Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ...............................       2,885,000       2,938,171
 Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 ..............       7,500,000       7,471,350
 Servantcor, Refunding, Series A, Pre-Refunded, 7.875%, 8/15/19 ...................................       1,000,000       1,056,400
 Servantcor, Refunding, Series B, Pre-Refunded, 7.875%, 8/15/19 ...................................       3,000,000       3,169,200
 Illinois (cont.)
 Illinois Health Facilities Authority Revenue, (cont.)
 South Suburban Hospital, ETM, 7.00%, 2/15/18 .....................................................     $ 4,200,000    $  5,186,496
 South Suburban Hospital, Pre-Refunded, 7.00%, 2/15/18 ............................................       2,800,000       3,127,796
 Victory Health Services, Series A, 5.75%, 8/15/27 ................................................       8,015,000       8,249,759
 Westlake Community Hospital, Refunding, 7.875%, 1/01/13 ..........................................       6,200,000       6,356,054
 Illinois State COP Department of Central Management, 6.875%, 7/01/07 .............................       2,600,000       2,896,842
 Illinois State Dedicated Tax Revenue, Pre-Refunded, Civic Center, Series A,
 6.00%, 12/15/15 ..................................................................................       2,105,000       2,176,886
 AMBAC Insured, 6.00%, 12/15/15 ...................................................................         845,000         886,768
 Metropolitan Pier and Exposition Authority,
 Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 6.50%, 6/15/22 .........           5,000           5,472
 Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 6.50%, 6/15/27 .........         555,000         606,626
 Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, FGIC Insured, 6.50%, 6/15/07       5,000           5,594
 Hospitality Facilities Revenue, McCormick Place Convention Center, 5.75%, 7/01/06 ................       1,645,000       1,764,740
 Hospitality Facilities Revenue, McCormick Place Convention Center, 6.25%, 7/01/17 ................       9,500,000      10,332,865
 Hospitality Facilities Revenue, McCormick Place Convention Center, 7.00%, 7/01/26 ................      12,000,000      14,983,080
 Onterie Center HFC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 7.05%, 7/01/27 ..........       4,350,000       4,661,069
 Regional Transportation Authority, Series A, AMBAC Insured, 6.125%, 6/01/22 ......................       3,970,000       4,208,915
 Southwestern Illinois Development Authority,
 Anderson Hospital Project, Series A, 7.00%, 8/15/22 ..............................................       6,200,000       6,688,932
 IDR, Spectrulite Consortium, Inc. Project, 6.20%, 2/01/05 ........................................       1,825,000       1,978,629
 IDR, Spectrulite Consortium, Inc. Project, 6.625%, 2/01/10 .......................................       3,050,000       3,317,943
 Private Activity Revenue, Glenmark Recovery, 8.50%, 8/01/10 ......................................       2,815,000       3,054,388
 Solid Waste Disposal Revenue, LaCede Steel Co., 8.375%, 8/01/08 ..................................       4,695,000       5,127,973
 Solid Waste Disposal Revenue, LaCede Steel Co., 8.50%, 8/01/20 ...................................       5,390,000       5,896,337
 Upper River Valley Development Authority, Environmental Facilities Revenue, General Electric Co. Project,
 5.45%, 2/01/23 ...................................................................................       3,600,000       3,694,104
 Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ..........       7,130,000       7,516,945
                                                                                                                        -----------
                                                                                                                        524,262,162
                                                                                                                        -----------
 Indiana 1.2%
 Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured, 5.25%, 1/01/18       1,090,000       1,114,787
 East Chicago Industrial Solid Waste Disposal Revenue, USG Corp. Project, 5.50%, 9/01/28 ..........       5,250,000       5,144,055
 Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co., Project A, 8.00%,
 12/01/24 .........................................................................................      17,000,000      20,012,230
 Hammond PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical, Series 1982, 8.00%, 11/01/12    2,355,000       2,520,345
 Indiana Bond Bank, Special Program, Series A, 8.375%, 2/01/18 ....................................         560,000         568,445
 Indiana Health Facility Financing Authority, Hospital Revenue, Hancock Memorial Hospital Project, Series 1990,
 Pre-Refunded, 8.30%, 8/15/20 .....................................................................       3,500,000       3,849,860
 Indiana State Educational Facilities Authority Revenue, Manchester College Project, 6.85%, 10/01/18      3,240,000       3,438,288
 Indiana State Housing Financing Authority, SFMR, Refunding, Series A,
 6.75%, 1/01/10 ...................................................................................       2,940,000       3,135,451
 6.80%, 1/01/17 ...................................................................................      12,835,000      13,691,736
 Indianapolis Local Public Improvement,
 Refunding, Series D, 6.50%, 2/01/22 ..............................................................       4,625,000       4,635,591
 Series D, 6.75%, 2/01/20 .........................................................................      13,075,000      14,527,633
 Jasper County EDR, Georgia Pacific Corp. Project, 5.625%, 12/01/27 ...............................       2,500,000       2,521,425
 Indiana (cont.)
 Monroe County, MFR Housing, Country View, Series A, GNMA Insured, 5.75%, 4/01/33 .................     $ 2,000,000    $  2,026,600
 Muncies Edit Building Corp., First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 ............       2,000,000       2,229,880
 Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ............       6,000,000       6,352,740
                                                                                                                        -----------
                                                                                                                         85,769,066
                                                                                                                        -----------
 Iowa .2%
 Iowa Financing Authority, SFMR, Series F, 5.70%, 1/01/27 .........................................      10,780,000      11,126,793
                                                                                                                        -----------

 Kansas .1%
 Kansas State Development Financial Authority Revenue, Sisters of Charity Leavenworth, MBIA Insured, 5.125%,
 12/01/18 .........................................................................................       2,000,000       2,035,060
 Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A,
 5.70%, 11/15/18 ..................................................................................       1,575,000       1,592,955
 5.75%, 11/15/24 ..................................................................................       1,500,000       1,513,620
                                                                                                                        -----------
                                                                                                                          5,141,635
                                                                                                                        -----------
 Kentucky 2.0%
 Ashland PCR, Ashland Oil, Inc. Project, Refunding, 6.65%, 8/01/09 ................................       3,900,000       4,217,772
 Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%, 3/01/25 .........      10,000,000      10,900,500
 Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11 ..............       4,870,000       5,176,859
 Kenton County Airport Board Revenue, Special Facilities, Delta Airlines, Inc.,
 7.80%, 12/01/15 ..................................................................................      20,000,000      21,091,400
 Project A, 7.50%, 2/01/20 ........................................................................      10,000,000      10,943,600
 Project A, 7.125%, 2/01/21 .......................................................................       9,330,000      10,089,182
 Project B, 7.25%, 2/01/22 ........................................................................       3,350,000       3,650,797
 Kentucky Economic Development Financing Authority, Hospital Systems Revenue, Appalachian Regional Facility,
 Refunding & Improvement,
 5.80%, 10/01/12 ..................................................................................       1,000,000       1,044,080
 5.85%, 10/01/17 ..................................................................................       5,615,000       5,837,522
 Kentucky Housing Corp. Revenue,
 Series A, 6.70%, 7/01/17 .........................................................................         485,000         515,613
 Series B, 6.625%, 7/01/14 ........................................................................       4,910,000       5,196,008
 Kentucky State Development Financing Authority, Hospital Revenue, Claire Medical Center Project, Pre-Refunded,
 7.125%, 9/01/21 ..................................................................................         700,000         776,321
 Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
 6.10%, 3/01/08 ...................................................................................      20,375,000      22,078,554
 6.20%, 3/01/18 ...................................................................................      11,765,000      12,702,553
 Pendleton County, Multi-County Lease Revenue, Kentucky Association of Counties Leasing Trust, Series A, 6.50%,
 3/01/19 ..........................................................................................      27,160,000      29,685,608
                                                                                                                        -----------
                                                                                                                        143,906,369
                                                                                                                        -----------
 Louisiana 2.1%
 Bastrop PCR, International Paper Co. Project, Refunding, 6.90%, 3/01/07 ..........................       2,000,000       2,174,540
 Calcasieu Parish IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12 .........      14,285,000      15,313,806
 Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial Hospital Project,
 Series A, FSA Insured,
 6.375%, 12/01/12 .................................................................................       4,310,000       5,022,745
 6.50%, 12/01/18 ..................................................................................       5,530,000       6,541,879
 Louisiana (cont.)
 Calcasieu Parish Public Transportation Authority Mortgage Revenue, Refunding,
 6.65%, 12/01/21 ..................................................................................     $ 3,145,000    $  3,435,441
 Series A, 7.75%, 6/01/12 .........................................................................       2,675,000       2,843,980
 Series B, 6.375%, 11/01/02 .......................................................................         255,000         270,285
 Series B, 6.875%, 11/01/12 .......................................................................         600,000         641,550
 De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 7.70%,      2,500,000       2,898,500
 11/01/18
 East Baton Rouge Mortgage Financing Authority, SFM,
 MBS, Series A, 6.80%, 10/01/28 ...................................................................       6,055,000       6,519,055
 Series C, 7.00%, 4/01/32 .........................................................................       2,130,000       2,268,131
 Series D, 7.10%, 4/01/32 .........................................................................       2,850,000       3,024,335
 Hammond Tangipahoa Home Mortgage Authority Revenue, University Facilities Incorporate Project, MBIA Insured,
 5.50%, 7/15/27 ...................................................................................       3,250,000       3,350,490
 Jefferson Parish Hospital, Service District No. 001, Hospital Revenue, West Jefferson Medical Center, Series A,
 FSA Insured, 5.00%, 1/01/21 ......................................................................       1,500,000       1,456,665
 Lafayette Public Trust Financing Authority SFMR, Refunding, Series A, 8.50%, 11/15/12 ............       1,253,961       1,304,132
 Louisiana HFA Mortgage Revenue,
 Refunding, 7.375%, 9/01/13 .......................................................................       1,120,000       1,173,368
 SF, Refunding, Series B-2, 5.75%, 12/01/28 .......................................................       2,890,000       2,979,937
 Louisiana Office Facility Corp., Capital Facility Bonds, Statewide Lease, 7.75%, 12/01/10 ........       3,400,000       3,752,954
 Louisiana Public Facilities Authority Revenue,
 Alton Ochsner Medical Foundation Project, Refunding, Series B, MBIA Insured, 6.50%, 5/15/22 ......       3,500,000       3,811,115
 Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ..................       3,000,000       3,061,890
 New Orleans GO, Refunding, AMBAC Insured,
 6.125%, 10/01/16 .................................................................................      10,275,000      11,216,909
 6.20%, 10/01/21 ..................................................................................       8,050,000       8,803,319
 Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ...........       2,200,000       2,365,902
 Quachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center, Pre-Refunded,
 7.50%, 7/01/21 ...................................................................................       4,000,000       4,448,360
 Terrebonne Parish Hospital Service District No. 1, Hospital Revenue, Terrebonne General Medical Center Project,
 Refunding, 5.375%, 4/01/23 .......................................................................       2,500,000       2,578,450
 West Feliciana Parish PCR, Gulf Systems Utilities Co. Project,
 7.70%, 12/01/14 ..................................................................................       2,000,000       2,230,420
 7.00%, 11/01/15 ..................................................................................       3,050,000       3,371,531
 Refunding, 8.00%, 12/01/24 .......................................................................      41,050,000      43,384,103
                                                                                                                        -----------
                                                                                                                        150,243,792
                                                                                                                        -----------
 Maine .9%
 Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project, 6.25%, 5/01/10 .....       5,000,000       5,290,650
 Maine Financial Authority, Solid Waste Recycling Facilities Revenue, Great Northern Paper Co., Bowater Project,
 7.75%, 10/01/22 ..................................................................................      29,300,000      32,709,348
 Maine Health and Higher Educational Facilities Authority Revenue, Series B, FSA Insured,
 7.00%, 7/01/24 ...................................................................................          20,000          23,230
 Pre-Refunded, 7.00%, 7/01/24 .....................................................................       2,425,000       2,835,456
 Maine State Housing Authority, Mortgage Purchase,
 Series A-5, 6.20%, 11/15/16 ......................................................................       2,500,000       2,628,425
 Series C, 6.55%, 11/15/12 ........................................................................       3,700,000       3,935,690
 Series C, 6.65%, 11/15/24 ........................................................................       3,500,000       3,716,580
 Maine (cont.)
 Maine State Housing Authority, Mortgage Purchase, (cont.)
 Series D, 6.45%, 11/15/07 ........................................................................     $ 3,540,000    $  3,726,664
 Series D, 6.70%, 11/15/15 ........................................................................       5,800,000       6,304,890
 Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .............................       4,800,000       5,257,104
                                                                                                                        -----------
                                                                                                                         66,428,037
                                                                                                                        -----------
 Maryland 1.7%
 Gaithersburg Hospital Facilities Revenue, Shady Grove Hospital, Refunding and Improvement,
 Series A, Pre-Refunded, 8.25%, 9/01/21 ...........................................................      43,225,000      49,356,466
 Series C, Pre-Refunded, 6.00%, 9/01/21 ...........................................................      10,110,000      11,134,851
 Maryland State Community Development Administration, Department of Housing and Community Development,
 MFHR, Series G, Mortgage Insured, 6.55%, 5/15/19 .................................................       5,475,000       5,803,664
 SF, 7.25%, 4/01/27 ...............................................................................         965,000       1,014,784
 Maryland State Health & Higher Educational Facilities Authority Revenue,
 Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ........................................       8,000,000       8,101,120
 Johns Hopkins Medicine, MBIA Insured, 5.00%, 7/01/19 .............................................       3,000,000       3,014,580
 Montgomery County Housing Opportunity Community, SFMR, Refunding, Series B, 6.625%, 7/01/28 ......       6,500,000       6,865,300
 Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital,
 Refunding, Series A, Sub-Series 1, 8.25%, 9/01/21 ................................................      20,125,000      22,356,661
 Refunding, Series A, Sub-Series 1, 8.25%, 9/01/21 ................................................      10,930,000      12,480,421
 Series A, Sub-Series 2, 8.25%, 9/01/21 ...........................................................       5,000,000       5,701,950
                                                                                                                        -----------
                                                                                                                        125,829,797
                                                                                                                        -----------
 Massachusetts 2.5%
 Agawam Resource Recovery Revenue, Springfield Resource Recovery Project, Series 1986, 8.50%, 12/01/08   10,340,000      10,471,732
 Massachusetts Health and Educational Facilities Authority Revenue, Notre Dame Health Care Center, Series A,
 7.875%, 10/01/22 .................................................................................       2,310,000       2,497,480
 Massachusetts State Consolidated Loan, Series A, 7.50%, 6/01/04 ..................................       7,500,000       8,676,975
 Massachusetts State GO, Refunding, Series B, 6.50%, 8/01/08 ......................................       5,900,000       6,990,851
 Massachusetts State Health and Educational Facilities Authority Revenue,
 Framingham Union Hospital, Series B, Pre-Refunded, 8.50%, 7/01/20 ................................       9,020,000       9,910,094
 Melrose-Wakefield Hospital, ETM, Refunding, Series B, 6.35%, 7/01/06 .............................       1,100,000       1,254,979
 Sisters Providence Health System, Series A, Pre-Refunded, 6.50%, 11/15/08 ........................       1,000,000       1,138,510
 Sisters Providence Health System, Series A, Pre-Refunded, 6.625%, 11/15/22 .......................      12,050,000      13,799,299
 Massachusetts State HFA,
 HDA, Series D, FGIC Insured, 6.875%, 11/15/21 ....................................................       5,250,000       5,658,398
 Housing Projects, Refunding, Series A, 6.30%, 10/01/13 ...........................................      25,635,000      27,286,919
 Housing Projects, Refunding, Series A, 6.375%, 4/01/21 ...........................................      24,750,000      26,417,408
 Massachusetts State HFA Revenue, SF, Series 41,
 6.30%, 12/01/14 ..................................................................................       6,250,000       6,706,750
 6.35%, 6/01/17 ...................................................................................       5,750,000       6,141,000
 Massachusetts State Housing Facilities Authority,
 Series C, FGIC Insured, 6.90%, 11/15/21 ..........................................................       9,715,000      10,624,130
 Series D, FGIC Insured, 6.80%, 11/15/12 ..........................................................         250,000         271,050
 Massachusetts State Industrial Finance Agency, Health Care Facilities Revenue,
 Jewish Geriatric Services, Inc., Series B,
 5.375%, 5/15/17 ..................................................................................     $ 1,965,000    $  2,011,787
 7.00%, 4/01/22 ...................................................................................       5,000,000       5,531,000
 Massachusetts (cont.)
 Massachusetts State Industrial Finance Agency Revenue, D. Youville Senior Care,
 5.65%, 10/01/17 ..................................................................................     $ 2,295,000    $  2,374,246
 5.70%, 10/01/27 ..................................................................................       7,375,000       7,628,995
 Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA Insured, 5.75%,   11,750,000      12,351,365
 7/01/39
 Plymouth County COP, Series A,
 7.00%, 4/01/12 ...................................................................................      10,000,000      11,100,100
 5.50%, 5/15/27 ...................................................................................       5,000,000       5,149,000
                                                                                                                        -----------
                                                                                                                        183,992,068
                                                                                                                        -----------
 Michigan 2.0%
 Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 .......................       2,000,000       2,369,920
 Belding Area Schools GO,
 FGIC Insured, 6.10%, 5/01/26 .....................................................................         810,000         895,820
 Pre-Refunded, FGIC Insured, 6.10%, 5/01/26 .......................................................       2,995,000       3,420,949
 Detroit GO,
 Refunding, Series B, 6.375%, 4/01/06 .............................................................       7,265,000       8,117,620
 Refunding, Series B, 6.25%, 4/01/09 ..............................................................         625,000         687,413
 Self-Insurance, Series A, 5.70%, 5/01/02 .........................................................       2,250,000       2,366,753
 Series A, Pre-Refunded, 6.70%, 4/01/10 ...........................................................       4,550,000       5,287,510
 Detroit Sewage Disposal Revenue, Series A, MBIA Insured, 5.50%, 7/01/20 ..........................      29,200,000      30,635,180
 Detroit/Wayne County Stadium Authority, FGIC Insured, 5.25%, 2/01/27 .............................       4,235,000       4,315,296
 Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%, 5/15/27       2,000,000       2,105,580
 Kalamazoo Hospital Finance Authority, Hospital Facility Revenue, Bronson Methodist Hospital, Refunding,
 MBIA Insured, 5.50%, 5/15/28 .....................................................................       4,180,000       4,357,692
 Michigan State Building Authority Revenue, Series II, 6.25%, 10/01/20 ............................      15,650,000      16,729,537
 Michigan State HDA,
 Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12 ......................................       5,000,000       5,407,500
 SFMR, Series A, 6.45%, 12/01/14 ..................................................................       2,000,000       2,140,540
 SFMR, Series A, 6.875%, 6/01/23 ..................................................................       2,200,000       2,338,248
 Michigan State HFA Revenue,
 Henry Ford Health, Refunding,Series A, 5.25%, 11/15/25 ...........................................       4,000,000       4,029,760
 Hospital Genesys Regional Medical, Refunding, Series A, 5.50%, 10/01/18 ..........................       4,500,000       4,542,750
 Hospital Genesys Regional Medical, Refunding, Series A, 5.50%, 10/01/27 ..........................       5,000,000       5,025,400
 Presbyterian Villages Obligation Group, 5.30%, 1/01/99 ...........................................         200,000         200,286
 Presbyterian Villages Obligation Group, 5.40%, 1/01/00 ...........................................         310,000         313,233
 Presbyterian Villages Obligation Group, 5.70%, 1/01/01 ...........................................         310,000         316,526
 Presbyterian Villages Obligation Group, 5.80%, 1/01/02 ...........................................         355,000         365,682
 Presbyterian Villages Obligation Group, 5.90%, 1/01/03 ...........................................         325,000         337,565
 Presbyterian Villages Obligation Group, 6.00%, 1/01/04 ...........................................         390,000         408,233
 Presbyterian Villages Obligation Group, 6.375%, 1/01/15 ..........................................         275,000         296,175
 Presbyterian Villages Obligation Group, 6.40%, 1/01/15 ...........................................       1,000,000       1,070,670
 Presbyterian Villages Obligation Group, 6.50%, 1/01/25 ...........................................       3,500,000       3,746,260
 Michigan State Hospital Finance Authority Revenue,
 Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ......................       2,000,000       1,995,500
 Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .......................       3,180,000       3,085,045
 St. John's Hospital and Medical Center, AMBAC Insured, 5.25%, 5/15/26 ............................      22,860,000      23,201,986

 Michigan (cont.)
 Michigan State Housing Development Authority, Limited Obligation Revenue Bonds, 6.625%, 9/15/19 ..     $ 2,500,000    $  2,685,475
                                                                                                                        -----------
                                                                                                                        142,796,104
                                                                                                                        -----------
 Minnesota 2.0%
 Agricultural and EDR, Health Care System, Fairview Hospital, Refunding, Series A, MBIA Insured,         25,810,000      28,325,185
 5.75%, 11/15/26
 Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 ..................................       9,100,000       9,682,127
 Dakota County Housing, RDA, Limited Annual Appropriation Tax and Revenue, Development Housing Facilities Project,
 7.25%, 1/01/99 ...................................................................................         600,000         601,326
 7.25%, 1/01/00 ...................................................................................         645,000         654,901
 7.25%, 1/01/01 ...................................................................................         695,000         712,264
 7.50%, 1/01/06 ...................................................................................       3,930,000       4,067,825
 8.00%, 1/01/07 ...................................................................................       2,140,000       2,186,695
 International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 .................       3,500,000       3,472,525
 Minneapolis CDA and St. Paul Housing RDA, Homeownership Mortgage Revenue, Joint Housing Program,
 FGIC Insured, 9.875%, 12/01/15 ...................................................................           5,000           5,005
 Minnesota State HFA, SFM, Series D-1,
 6.45%, 7/01/11 ...................................................................................       3,415,000       3,644,864
 6.50%, 1/01/17 ...................................................................................       1,355,000       1,441,883
 Minnesota State Higher Educational Facilities Authority Revenue, University Saint Thomas, Series Four-P,
 5.375%, 4/01/18 ..................................................................................         525,000         535,658
 5.40%, 4/01/23 ...................................................................................         580,000         590,678
 Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, 5.95%, 10/20/33 ....................      11,075,000      11,026,159
 Red Wing Housing, RDA, Jordan Tower II Project, 7.00%, 1/01/19 ...................................       1,500,000       1,632,885
 Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 .............      29,000,000      30,517,280
 Roseville MFHR, Rosepointe I Project, Refunding, Series A, 5.95%, 10/20/33 .......................       8,695,000       8,656,655
 St. Louis Park EDA, Tax Increment Revenue, Refunding, FGIC Insured, Pre-Refunded, 8.40%, 9/01/09 .       6,000,000       6,866,280
 St. Paul Port Authority,
 Energy Park, Tax Increment Revenue, Refunding, Pre-Refunded, 8.00%, 12/01/07 .....................       3,500,000       3,582,950
 IDR, Bandana Square, Series C, 7.70%, 12/01/00 ...................................................         230,000         229,397
 IDR, Bandana Square, Series C, 7.70%, 12/01/01 ...................................................         255,000         253,559
 IDR, Bandana Square, Series C, 7.70%, 12/01/02 ...................................................         270,000         269,390
 IDR, Bandana Square, Series C, 7.70%, 12/01/07 ...................................................       1,690,000       1,512,229
 IDR, Bandana Square, Series C, 7.80%, 12/01/12 ...................................................       3,465,000       2,964,793
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/99 .......................................         480,000         480,490
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/00 .......................................         515,000         516,118
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/01 .......................................         550,000         551,788
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 .......................................         595,000         597,523
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 .......................................         640,000         643,309
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 .......................................         685,000         689,137
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05 .......................................         740,000         747,777
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06 .......................................         795,000         803,355
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07 .......................................         855,000         863,986
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08 .......................................         915,000         924,617
 IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 .......................................         670,000         677,042
 IDR, Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/01 .............         140,000         139,090
 IDR, Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/02 .............         155,000         154,481
 IDR, Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/10 .............       1,705,000       1,497,382
 Minnesota (cont.)
 St. Paul Port Authority, (cont.)
 IDR, Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%, 12/01/01 .......      $  105,000       $ 104,381
 IDR, Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%, 12/01/02 .......         115,000         114,702
 IDR, Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%, 12/01/12 .......       1,790,000       1,558,768
 Washington County Housing RDA,
 Housing Development Revenue, Orleans Apartments, Project A, 8.25%, 7/01/21 .......................       3,000,000       3,071,640
 Housing Development Revenue, Raymie Johnson Apartments, Pre-Refunded, 7.70%, 12/01/19 ............       5,210,000       5,911,527
 Pooled Housing and Redevelopment, 7.20%, 1/01/22 .................................................       5,885,000       6,311,604

                                                                                                                        -----------
                                                                                                                        149,791,230
                                                                                                                        -----------
 Mississippi 1.2%
 Claiborne County PCR, Systems Energy Resources, Inc., Refunding,
 7.30%, 5/01/25 ...................................................................................       5,700,000       6,000,504
 6.20%, 2/01/26 ...................................................................................      36,500,000      37,729,685
bMississippi Business Finance Corporation PCR, Systems Energy Resources Inc. Project, 5.875%, 4/01/22    40,000,000      39,999,600
 Mississippi Home Corp., SFR, Refunding, Senior Series A, FGIC Insured, 9.25%, 3/01/12 ............       1,260,000       1,340,451
 Mississippi State Educational Facilities Authority Revenue, Private Nonprofit Institutions of Higher Learning,
 Tougaloo College Project, Series A, 6.50%, 6/01/18 ...............................................       2,335,000       2,436,106
                                                                                                                        -----------
                                                                                                                         87,506,346
                                                                                                                        -----------
 Missouri .3%
 Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, 6.10%, 9/20/26 ...............       3,000,000       3,158,910
 Missouri State Health and Educational Facilities Authority Revenue, Series B, MBIA Insured, 6.25%,       5,000,000       5,407,550
 2/15/12
 St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 .............................       6,000,000       6,766,920
 Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association, 5.40%, 5/15/28 ....       4,000,000       4,027,240
 West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Series A, Pre-Refunded, 8.625%,        3,510,000       3,855,665
 9/15/20
                                                                                                                        -----------
                                                                                                                         23,216,285
                                                                                                                        -----------

 Montana .8%
 Forsyth County PCR,
 Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22 ...........................      10,000,000      10,952,800
 The Montana Power Co. Colstrip Project, Refunding, Series A, 6.125%, 5/01/23 .....................       3,250,000       3,459,690
 The Montana Power Co., Refunding, Series B, AMBAC Insured, 5.90%, 12/01/23 .......................       4,225,000       4,586,111
 The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%, 12/01/23 ........................      20,385,000      22,127,306
 Montana State Health Facilities Authority Revenue,
 Montana Developmental Center Project, 6.40%, 6/01/19 .............................................       2,000,000       2,173,200
 Sisters of Charity Leavenworth, MBIA Insured, 5.125%, 12/01/18 ...................................       5,000,000       5,067,050
 Montana State Housing Board, SF Program, Refunding,
 Series A, 6.50%, 12/01/22 ........................................................................       2,835,000       2,992,116
 Series B-1, 6.25%, 12/01/21 ......................................................................       6,720,000       7,145,040
                                                                                                                        -----------
                                                                                                                         58,503,313
                                                                                                                        -----------
 Nebraska .2%
 Lancaster County Hospital Authority No. 1, Hospital Revenue, Bryan Memorial Project, Series B, MBIA Insured,
 5.375%, 6/01/22 ..................................................................................       6,500,000       6,746,740
 Nebraska Investment Financial Authority, 7.00%, 11/01/09 .........................................       5,580,000       5,689,089
                                                                                                                        -----------
                                                                                                                         12,435,829
                                                                                                                        -----------
 Nevada 3.1%
 Churchill County Health Care Facilities Revenue, Western Health Network, Series A, MBIA Insured,       $ 2,000,000  $    2,203,840
 6.25%, 1/01/14
 Clark County HFC, MFHR, FHA Insured, 7.75%, 7/01/23 ..............................................       5,065,000       5,243,744
 Clark County IDR,
 Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ...................................      15,000,000      15,318,900
 Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ...................................      12,500,000      13,807,000
 Nevada Power Co. Project, Series A, 5.90%, 11/01/32 ..............................................       2,600,000       2,663,102
 Southwest Gas Corp., Series A, 7.30%, 9/01/27 ....................................................      18,080,000      20,002,627
 Southwest Gas Corp., Series A, 6.50%, 12/01/33 ...................................................      10,000,000      10,862,500
 Southwest Gas Corp., Series B, 7.50%, 9/01/32 ....................................................      62,470,000      69,312,964
 Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured, 6.30%, 7/01/22        4,500,000       4,862,430
 Nevada Housing Division,
 Issue C-2, Refunding, 6.75%, 10/01/26 ............................................................       8,190,000       8,765,020
 Multi-Unit Housing Revenue, Issue B, 6.55%, 10/01/25 .............................................       5,405,000       5,876,424
 SF Program, Issue A, FI/GML, 8.30%, 10/01/19 .....................................................       2,655,000       2,894,959
 SF Program, Issue A-2, FI/GML, 8.375%, 10/01/19 ..................................................       2,045,000       2,243,651
 SF Program, Program A-1, Refunding, 6.25%, 10/01/26 ..............................................       3,870,000       4,102,355
 Nevada State Colorado River, Series 1994, Pre-Refunded, 6.50%, 7/01/24 ...........................      15,915,000      18,081,350
 Nevada State Municipal Bond Bank Project No. 40-41-A, ETM, 6.375%, 12/01/17 ......................      10,275,000      11,348,840
 Reno RDA, Tax Allocation,
 Downtown Redevelopment Project, Series C, Pre-Refunded, 7.75%, 9/01/05 ...........................       2,695,000       2,943,668
 Downtown Redevelopment Project, Series D, 7.625%, 9/01/16 ........................................       4,255,000       4,737,134
 Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16 ..........................       4,035,000       4,492,206
 Refunding, Series A, 6.20%, 6/01/18 ..............................................................       3,000,000       3,141,210
 Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%, 12/01/14 ........       5,000,000       5,448,900
 Washoe County Hospital Facility Revenue, Washoe Medical Center, Inc. Project, Series A, AMBAC Insured,
 6.25%, 6/01/13 ...................................................................................       9,295,000      10,380,470
                                                                                                                        -----------
                                                                                                                        228,733,294
                                                                                                                        -----------
 New Hampshire 1.6%
 Nashua Housing Authority, MFR, Clocktower Project, Refunding, FGIC Insured, 6.25%, 6/20/33 .......       6,154,000       6,556,964
 New Hampshire Higher Education and Health Facilities Authority Revenue,
 Kendal at Hanover Project, Pre-Refunded, 8.00%, 10/01/19 .........................................       9,250,000       9,836,728
 New Hampshire Catholic Charities, 5.80%, 8/01/22 .................................................       1,000,000       1,013,460
 Rivier College, 5.60%, 1/01/28 ...................................................................       4,590,000       4,608,544
 St. Joseph Hospital, 7.50%, 1/01/16 ..............................................................       2,300,000       2,464,749
 The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 ...............................................       4,275,000       4,694,549
 New Hampshire State HFA,
 MFHR, Series 1, 7.10%, 1/01/14 ...................................................................       4,920,000       5,208,214
 SFMR, Series E, 6.75%, 7/01/19 ...................................................................       5,675,000       6,128,262
 SFMR, Series E, 6.80%, 7/01/25 ...................................................................       4,245,000       4,583,411
 New Hampshire State IDA, Pollution Control Public Service Co.,
 Project A, 7.65%, 5/01/21 ........................................................................       6,870,000       7,299,787
 Project B, 7.50%, 5/01/21 ........................................................................      50,690,000      53,808,449
 Project C, 7.65%, 5/01/21 ........................................................................       7,450,000       7,916,072
                                                                                                                        -----------
                                                                                                                        114,119,189
                                                                                                                        -----------

 New Jersey .4%
 Mercer County Improvement Authority, Solid Waste, Refunding, 5.75%, 9/15/16 ......................     $ 2,500,000    $  2,701,275
 New Jersey Health Care Facilities, Financing Authority Revenue,
 Cathedral Health Services, Pre-Refunded, 7.25%, 2/15/21 ..........................................       3,975,000       4,362,920
 Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ...............................       7,865,000       8,162,218
 Hackensack University Medical Center, Refunding, Series B, MBIA Insured, 5.20%, 1/01/28 ..........       7,000,000       7,149,100
 Zurbrugg Memorial Hospital, Series C, 8.50%, 7/01/12 .............................................       4,150,000       4,123,772
                                                                                                                        -----------
                                                                                                                         26,499,285
                                                                                                                        -----------
 New Mexico .8%
 Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A, AMBAC Insured, 6.375%, 12/15/22  10,435,000      11,413,907
 Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 .............................      17,000,000      18,538,670
 New Mexico State Mortgage Financial Authority, SFM, Refunding, Series A, 6.85%, 7/01/10 ..........      11,265,000      11,977,286
 University of New Mexico Revenue, Series 1989, Pre-Refunded, 7.90%, 6/01/19 ......................      17,000,000      17,799,850
                                                                                                                        -----------
                                                                                                                         59,729,713
                                                                                                                        -----------
 New York 17.1%
 Long Island Power Authority, Electric Systems Revenue, General Series A,
 5.25%, 12/01/26 ..................................................................................       8,095,000       8,157,574
 5.50%, 12/01/29 ..................................................................................      20,165,000      20,816,330
 MTA Revenue,
 Commuter Facilities, Series A, 5.25%, 7/01/28 ....................................................       5,000,000       5,078,150
 Commuter Facilities, Series A, FGIC Insured, 6.00%, 7/01/16 ......................................       8,950,000       9,987,753
 Commuter Facilities, Series A, FGIC Insured, 6.00%, 7/01/21 ......................................       9,225,000      10,567,422
 Commuter Facilities, Series A, FGIC Insured, 6.10%, 7/01/26 ......................................      11,050,000      12,730,263
 Commuter Facilities, Series C-1, FGIC Insured, 5.375%, 7/01/27 ...................................      10,000,000      10,356,400
 Dedicated Tax Fund, Series A, MBIA Insured, 5.25%, 4/01/26 .......................................      11,125,000      11,357,068
 Transit Facilities, Refunding, Series M, 6.00%, 7/01/14 ..........................................      18,210,000      19,463,941
 Transit Facilities, Series A, FSA Insured, 6.00%, 7/01/16 ........................................       3,630,000       4,043,348
 Transit Facilities, Series A, FSA Insured, 6.10%, 7/01/21 ........................................       6,260,000       7,211,896
 Transit Facilities, Series C-1, 5.625%, 7/01/27 ..................................................      10,800,000      11,362,680
 Transit Facilities, Service Contract, Refunding, Series 8, 5.375%, 7/01/21 .......................      15,000,000      15,409,350
 New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project, 6.625%, 7/01/12 .....       1,245,000       1,330,395
 New York City GO,
 ETM, Series B, 8.00%, 6/01/01 ....................................................................       3,000,000       3,325,620
 ETM, Series D, 8.00%, 8/01/99 ....................................................................       1,805,000       1,870,576
 ETM, Series D, 7.30%, 2/01/01 ....................................................................       4,620,000       4,984,610
 Group B, Series D, 8.25%, 8/01/11 ................................................................          15,000          16,811
 Group B, Series D, 8.25%, 8/01/12 ................................................................          30,000          33,622
 Refunding, Series B, 6.20%, 8/15/06 ..............................................................       1,500,000       1,684,740
 Refunding, Series E, 6.00%, 8/01/26 ..............................................................       2,765,000       2,992,864
 Refunding, Series F, 6.00%, 8/01/13 ..............................................................      14,000,000      15,343,860
 Refunding, Series F, 5.25%, 8/01/15 ..............................................................      20,580,000      20,981,310
 Refunding, Series H, 6.25%, 8/01/15 ..............................................................      13,035,000      14,535,589
 Refunding, Series H, 6.125%, 8/01/25 .............................................................      65,785,000      72,031,944
 Refunding, Series J, 6.00%, 8/01/21 ..............................................................      28,260,000      30,736,706
 Series A, 6.125%, 8/01/06 ........................................................................      14,500,000      16,065,420
 Series A, 6.20%, 8/01/07 .........................................................................      21,030,000      23,494,295
 New York (cont.)
 New York City GO, (cont.)
 Series A, 6.25%, 8/01/08 .........................................................................     $ 4,390,000    $  4,879,792
 Series A, 7.75%, 8/15/13 .........................................................................         105,000         116,460
 Series A, 7.75%, 8/15/14 .........................................................................         120,000         132,964
 Series A, 6.25%, 8/01/16 .........................................................................       3,280,000       3,539,415
 Series A, 7.75%, 8/15/17 .........................................................................          15,000          16,629
 Series A, Pre-Refunded, 6.20%, 8/01/07 ...........................................................         780,000         878,662
 Series A, Pre-Refunded, 8.00%, 3/15/12 ...........................................................       1,000,000       1,075,760
 Series A, Pre-Refunded, 8.00%, 3/15/13 ...........................................................       1,850,000       1,990,156
 Series A, Pre-Refunded, 7.75%, 8/15/13 ...........................................................       4,705,000       5,280,751
 Series A, Pre-Refunded, 8.00%, 3/15/14 ...........................................................      13,400,000      14,415,184
 Series A, Pre-Refunded, 7.75%, 8/15/14 ...........................................................         125,000         140,296
 Series A, Pre-Refunded, 8.00%, 3/15/15 ...........................................................       1,115,000       1,199,472
 Series A, Pre-Refunded, 8.00%, 3/15/16 ...........................................................       3,000,000       3,227,280
 Series A, Pre-Refunded, 6.25%, 8/01/16 ...........................................................       1,720,000       1,891,140
 Series A, Pre-Refunded, 8.00%, 3/15/17 ...........................................................      11,660,000      12,543,362
 Series A, Pre-Refunded, 7.75%, 8/15/17 ...........................................................       3,270,000       3,670,150
 Series A, Pre-Refunded, 8.00%, 8/15/20 ...........................................................           5,000           5,645
 Series B, 8.25%, 6/01/02 .........................................................................         205,000         230,174
 Series B, 7.50%, 2/01/04 .........................................................................      10,000,000      11,182,000
 Series B, 8.25%, 6/01/05 .........................................................................       1,000,000       1,226,660
 Series B, 6.30%, 8/15/08 .........................................................................      22,360,000      25,103,796
 Series B, 6.125%, 8/01/09 ........................................................................      11,510,000      12,629,002
 Series B, 6.375%, 8/15/10 ........................................................................      17,170,000      19,244,479
 Series B, 7.50%, 10/01/11 ........................................................................          75,000          78,593
 Series B, 7.50%, 10/01/12 ........................................................................         125,000         130,931
 Series B, 6.75%, 10/01/15 ........................................................................          25,000          27,574
 Series B, 6.75%, 10/01/17 ........................................................................          10,000          11,122
 Series B, 7.00%, 2/01/19 .........................................................................      14,440,000      15,823,063
 Series B, 6.00%, 8/15/26 .........................................................................       1,670,000       1,808,092
 Series B, Pre-Refunded, 8.25%, 6/01/02 ...........................................................       4,295,000       4,846,220
 Series B, Pre-Refunded, 6.30%, 8/15/08 ...........................................................       4,515,000       5,160,600
 Series B, Pre-Refunded, 6.375%, 8/15/10 ..........................................................       4,570,000       5,243,618
 Series B, Pre-Refunded, 7.50%, 10/01/11 ..........................................................       6,925,000       7,306,221
 Series B, Pre-Refunded, 7.50%, 10/01/12 ..........................................................      10,860,000      11,457,843
 Series B, Pre-Refunded, 6.75%, 10/01/15 ..........................................................          25,000          28,026
 Series B, Pre-Refunded, 6.75%, 10/01/17 ..........................................................       1,290,000       1,448,657
 Series B, Pre-Refunded, 7.00%, 2/01/19 ...........................................................         560,000         623,381
 Series B, Pre-Refunded, 6.00%, 8/15/26 ...........................................................         330,000         376,180
 Series B, Sub-Series B-1, Pre-Refunded, 7.00%, 8/15/16 ...........................................       3,000,000       3,500,910
 Series B-1, Pre-Refunded, 7.30%, 8/15/11 .........................................................       8,000,000       9,436,160
 Series C, Pre-Refunded, 7.25%, 8/15/24 ...........................................................       3,540,000       3,878,707
 Series C, Sub-Series C-1, 7.00%, 8/01/17 .........................................................          25,000          27,729
 Series C, Sub-Series C-1, 7.00%, 8/01/18 .........................................................         680,000         753,467
 Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 8/01/17 ...........................................       1,905,000       2,147,545
 Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 8/01/18 ...........................................       1,025,000       1,155,503
 Series D, 8.00%, 8/01/99 .........................................................................         195,000         201,997
 New York (cont.)
 New York City GO, (cont.)
 Series D, 7.30%, 2/01/01 .........................................................................      $  380,000       $ 408,629
 Series D, 7.50%, 2/01/16 .........................................................................          40,000          44,469
 Series D, 8.00%, 8/01/16 .........................................................................           5,000           5,566
 Series D, 6.00%, 2/15/25 .........................................................................      28,255,000      30,250,368
 Series D, 6.00%, 2/15/25 .........................................................................       3,045,000       3,403,792
 Series D, Pre-Refunded, 8.25%, 8/01/11 ...........................................................         145,000         164,413
 Series D, Pre-Refunded, 8.25%, 8/01/12 ...........................................................      11,095,000      12,580,399
 Series D, Pre-Refunded, 8.25%, 8/01/13 ...........................................................       7,750,000       8,787,570
 Series D, Pre-Refunded, 8.25%, 8/01/14 ...........................................................       4,340,000       4,914,920
 Series D, Pre-Refunded, 7.625%, 2/01/15 ..........................................................       9,000,000      10,203,750
 Series D, Pre-Refunded, 7.50%, 2/01/16 ...........................................................       4,960,000       5,604,602
 Series D, Pre-Refunded, 8.00%, 8/01/16 ...........................................................          45,000          50,733
 Series D, Pre-Refunded, 7.50%, 2/01/17 ...........................................................      12,000,000      13,559,520
 Series D, Pre-Refunded, 8.00%, 8/01/17 ...........................................................         100,000         112,741
 Series D, Pre-Refunded, 8.00%, 8/01/18 ...........................................................          50,000          56,371
 Series D, Pre-Refunded, 8.00%, 8/01/19 ...........................................................          30,000          33,822
 Series D, Pre-Refunded, 8.00%, 8/15/21 ...........................................................          15,000          16,934
 Series E, 5.75%, 2/15/09 .........................................................................       5,295,000       5,702,291
 Series E, 6.50%, 12/01/12 ........................................................................         135,000         136,280
 Series E, Pre-Refunded, 5.75%, 2/15/09 ...........................................................       3,205,000       3,513,577
 Series E, Pre-Refunded, 6.00%, 8/01/26 ...........................................................         235,000         267,761
 Series F, 8.20%, 11/15/04 ........................................................................         195,000         220,988
 Series F, 6.50%, 2/15/07 .........................................................................       1,545,000       1,749,342
 Series F, 6.60%, 2/15/10 .........................................................................       3,740,000       4,232,969
 Series F, Pre-Refunded, 8.20%, 11/15/04 ..........................................................       5,140,000       5,882,216
 Series F, Pre-Refunded, 6.50%, 2/15/07 ...........................................................       6,505,000       7,450,567
 Series F, Pre-Refunded, 6.50%, 2/15/08 ...........................................................       7,540,000       8,636,014
 Series F, Pre-Refunded, 6.60%, 2/15/10 ...........................................................      12,260,000      14,109,544
 Series F, Pre-Refunded, 8.25%, 11/15/15 ..........................................................       2,000,000       2,291,640
 Series F, Pre-Refunded, 8.25%, 11/15/17 ..........................................................       2,500,000       2,864,550
 Series G, 6.00%, 10/15/26 ........................................................................         175,000         200,907
 Series G, Pre-Refunded, 6.00%, 10/15/26 ..........................................................      15,160,000      16,488,622
 Series H, 7.10%, 2/01/12 .........................................................................         330,000         363,337
 Series H, 7.20%, 2/01/14 .........................................................................       1,040,000       1,146,850
 Series H, 7.00%, 2/01/16 .........................................................................         340,000         372,892
 Series H, Pre-Refunded, 7.10%, 2/01/12 ...........................................................       2,670,000       2,980,281
 Series H, Pre-Refunded, 7.20%, 2/01/14 ...........................................................       8,960,000      10,028,301
 Series H, Pre-Refunded, 7.00%, 2/01/16 ...........................................................       3,660,000       4,074,239
 Series H-1, 6.125%, 8/01/11 ......................................................................       4,900,000       5,376,378
 Series H-1, Pre-Refunded, 6.125%, 8/01/09 ........................................................         240,000         269,441
 Series H-1, Pre-Refunded, 6.125%, 8/01/11 ........................................................         100,000         112,267
 Series I, 6.25%, 4/15/13 .........................................................................      28,520,000      31,828,035
 Series I, 6.25%, 4/15/27 .........................................................................       4,250,000       4,680,398
 Series I, Pre-Refunded, 6.25%, 4/15/13 ...........................................................       8,090,000       9,378,494
 Series I, Pre-Refunded, 6.25%, 4/15/27 ...........................................................       2,750,000       3,187,993

 New York (cont.)
 New York City Health and Hospital Authority Local Government Revenue, Series A,
 6.00%, 2/15/07 ...................................................................................     $ 5,010,000    $  5,335,550
 6.30%, 2/15/20 ...................................................................................      18,235,000      19,294,089
 New York City IDA, IDR, Brooklyn Navy Yard Cogeneration Partners,
 5.65%, 10/01/28 ..................................................................................       5,000,000       5,077,700
 5.75%, 10/01/36 ..................................................................................       5,750,000       5,884,148
 New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
 Series A, 7.10%, 6/15/12 .........................................................................       2,455,000       2,668,560
 Series A, 7.00%, 6/15/15 .........................................................................       4,980,000       5,391,896
 Series B, 5.875%, 6/15/26 ........................................................................       6,500,000       7,012,070
 Series B, 5.75%, 6/15/29 .........................................................................      15,000,000      16,098,150
 Series B, MBIA Insured, 5.75%, 6/15/26 ...........................................................       3,000,000       3,228,540
 New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, 5.50%, 7/01/27  8,915,000       9,328,656
 New York State Dormitory Authority Revenue,
 City University General Resources, Series 2, MBIA Insured, 6.25%, 7/01/19 ........................       4,000,000       4,537,200
 City University System Consolidation, Series 1, 5.375%, 7/01/24 ..................................      23,000,000      23,709,320
 City University System Consolidation, Third Issue-1, 5.25%, 7/01/25 ..............................      10,000,000      10,209,300
 City University System, Third Generation Resources, Refunding, Series 2, 6.00%, 7/01/26 ..........       5,500,000       5,994,890
 City University System, Third Generation Resources, Refunding, Series 2, Pre-Refunded, 6.00%, 7/01/26   14,150,000      16,158,593
 City University System, Third Generation Resources, Series 2, 6.00%, 7/01/20 .....................      16,860,000      18,331,709
 Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ......................................      18,000,000      19,768,140
 Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ......................................       5,000,000       5,394,100
 Our Lady Nursing Home, FHA Insured, 5.90%, 8/01/20 ...............................................       6,750,000       7,185,173
 Saint Barnabas Hospital, 5.35%, 8/01/17 ..........................................................       5,500,000       5,642,285
 Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 .............................       5,000,000       5,050,350
 Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 .............................       8,000,000       8,086,880
 State University Educational Facilities, 5.125%, 5/15/21                                                 5,000,000       5,018,100
 State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ............................       5,000,000       5,701,250
 State University Educational Facilities, Refunding, Series B, 7.375%, 5/15/14 ....................       4,240,000       4,541,337
 State University Educational Facilities, Refunding, Series B, 7.00%, 5/15/16 .....................       2,000,000       2,128,920
 New York State Energy Research and Development Authority, Electric Facilities Revenue,
 Consolidated Edison Co., Refunding, Series A, 6.10%, 8/15/20 .....................................       8,500,000       9,208,730
 Long Island Light, Series A, 7.15%, 6/01/20 ......................................................      17,500,000      19,178,600
 Long Island Light, Series A, 7.15%, 2/01/22 ......................................................       1,500,000       1,643,880
 New York State HFA,
 Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ............................      14,070,000      15,250,473
 Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ......................       5,475,000       5,882,888
 Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .....................       4,230,000       4,536,548
 Service Contract Revenue, Refunding, Series C, 5.875%, 9/15/14 ...................................       4,675,000       4,989,861
 Service Contract Revenue, Refunding, Series C, 6.125%, 3/15/20 ...................................      25,500,000      27,364,815
 Service Contract Revenue, Refunding, Series C, 5.50%, 9/15/22 ....................................      17,505,000      18,255,614
 Service Contract Revenue, Series A, 6.375%, 9/15/14 ..............................................          25,000          27,803
 Service Contract Revenue, Series A, 6.375%, 9/15/16 ..............................................       3,785,000       4,194,916
 Service Contract Revenue, Series A, Pre-Refunded, 6.375%, 9/15/14 ................................       3,130,000       3,582,316
 Service Contract Revenue, Series A, Pre-Refunded, 6.50%, 3/15/25 .................................      10,000,000      11,672,300
 New York State Medical Care Facilities, Financial Agency Revenue,
 Hospital and Nursing Home, FSA Mortgage Insured, 6.50%, 2/15/34 ..................................       6,945,000       7,617,971
 New York (cont.)
 New York State Medical Care Facilities, Financial Agency Revenue, (cont.)
 Hospital and Nursing Home, Refunding, FSA Mortgage Insured, 6.40%, 8/15/14 .......................    $ 10,665,000   $  11,764,135
 Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 .........................       7,600,000       8,786,968
 The Hospital for Special Surgery, Series A, 6.375%, 8/15/24 ......................................      12,500,000      14,251,375
 New York State Tollway Authority,
 General Revenue, Series D, 5.375%, 1/01/27 .......................................................       5,000,000       5,119,550
 Service Contract Revenue, Local Highway and Bridge, 6.25%, 4/01/14 ...............................      11,600,000      13,242,096
 Service Contract Revenue, Local Highway and Bridge, 5.75%, 4/01/16 ...............................      13,200,000      13,924,944
 New York State Urban Development Corp., Correctional Capital Facilities, Series 5, 6.10%, 1/01/12        7,685,000       8,544,183
 New York State Urban Development Corp. Revenue, Youth Facilities, 6.00%, 4/01/17 .................      11,720,000      12,840,315
 Warren and Washington Counties IDA Revenue, Adirondack Resource Recovery Project, Refunding, Series A,
 7.90%, 12/15/07 ..................................................................................       4,490,000       4,651,550
                                                                                                                        -----------
                                                                                                                      1,247,115,415
                                                                                                                      -------------
 North Carolina 2.7%
 Charlotte-Mecklenberg Hospital Authority, Health Care System Revenue,
 5.90%, 1/15/16 ...................................................................................       7,010,000       7,544,933
 Pre-Refunded, 5.90%, 1/15/16 .....................................................................       2,890,000       3,264,024
 Series A, 5.875%, 1/15/26 ........................................................................       5,000,000       5,311,400
 North Carolina Eastern Municipal Power Agency, Power System Revenue,
 Refunding, Series A, 6.50%, 1/01/17 ..............................................................      25,700,000      27,406,737
 Refunding, Series A, 6.50%, 1/01/24 ..............................................................       3,250,000       3,259,718
 Refunding, Series B, 6.25%, 1/01/12 ..............................................................       6,875,000       7,224,800
 Refunding, Series B, 6.00%, 1/01/22 ..............................................................       1,250,000       1,371,138
 Refunding, Series B, 6.25%, 1/01/23 ..............................................................      39,030,000      44,219,039
 Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ................................................       4,000,000       4,378,520
 Refunding, Series B, MBIA Insured, 5.80%, 1/01/16 ................................................      11,175,000      12,296,411
 Refunding, Series B, MBIA Insured, 5.75%, 12/01/16 ...............................................      14,420,000      14,944,311
 Series B, 6.00%, 1/01/05 .........................................................................       1,355,000       1,460,162
 Series B, 6.00%, 1/01/14 .........................................................................      16,000,000      16,691,520
 Series D, 5.875%, 1/01/13 ........................................................................       7,440,000       7,732,913
 Series G, 5.875%, 1/01/21 ........................................................................      13,325,000      14,595,406
 North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue,
 6.25%, 1/01/17 ...................................................................................       9,720,000      10,336,151
 Refunding, 5.75%, 1/01/15 ........................................................................      12,435,000      12,594,168
 Wake County IPC, Financing Authority Revenue, Carolina Power and Light, 6.90%, 4/01/09 ...........       5,000,000       5,287,450
                                                                                                                        -----------
                                                                                                                        199,918,801
                                                                                                                        -----------
 North Dakota .4%
 Dickinson Health Care Facilities Revenue, BHS Long-Term Care, Inc., 7.625%, 2/15/20 ..............       7,750,000       8,128,123
 Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 7/01/16 ...............................         249,000         249,697
 Mercer County PCR, Basin Electric Power Corp.,
 Second Series, AMBAC Insured, 6.05%, 1/01/19 .....................................................       9,130,000      10,073,951
 Series E, 7.00%, 1/01/19 .........................................................................      11,540,000      11,930,167
 Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 ......................................         710,000         712,059
                                                                                                                        -----------
                                                                                                                         31,093,997
                                                                                                                        -----------

 Ohio 1.7%
 Dayton Special Facilities Revenue, Emery Air Freight Corp., Refunding,
 Emery Worldwide Air, Inc., Series E, 6.05%, 10/01/09 .............................................     $ 4,000,000    $  4,311,240
 Emery Worldwide Air, Inc., Series F, 6.05%, 10/01/09 .............................................       2,750,000       2,963,978
 Series A, 5.625%, 2/01/18 ........................................................................       6,000,000       6,147,720
 Franklin County Convention Facilities Authority, Tax and Lease Revenue Anticipation Bonds, MBIA Insured, 5.00%,
 12/01/27 .........................................................................................       7,500,000       7,488,300
 Hamilton County Hospital Facilities Revenue, Childrens Hospital Medical Center, Series G, MBIA Insured, 5.00%,
 5/15/23 ..........................................................................................      10,000,000       9,916,000
 Montgomery County Health Systems Revenue,
 Franciscan at Saint Leonard, Refunding, 5.50%, 7/01/18 ...........................................       3,625,000       3,676,040
 Franciscan Facility, Series B-2, 8.10%, 7/01/01 ..................................................       1,400,000       1,489,796
 Franciscan Medical Center-Dayton, 5.50%, 7/01/18 .................................................       1,995,000       2,021,414
 Series B-2, 8.10%, 7/01/18 .......................................................................       3,705,000       4,449,779
 Series B-2, Pre-Refunded, 8.10%, 7/01/18 .........................................................       8,295,000      10,609,471
 Montgomery County Hospital Revenue, Refunding, Grandview Hospital and Medical Center,
 5.50%, 12/01/10 ..................................................................................       1,300,000       1,345,760
 5.60%, 12/01/11 ..................................................................................       1,000,000       1,035,020
 5.65%, 12/01/12 ..................................................................................         925,000         953,379
 Ohio HFA, Residential Mortgage Revenue,
 Series A-1, GNMA Secured, 5.40%, 9/01/29 .........................................................       5,870,000       5,938,973
 Series C, 5.75%, 9/01/28 .........................................................................       7,745,000       8,048,062
 Ohio State Air Quality Development Authority Revenue,
 Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 ....................................      12,000,000      12,998,280
 Toledo Edison, Series B, 8.00%, 5/15/19 ..........................................................       6,325,000       6,717,403
 Ohio State EDR, Good Samaritan Medical Center, Series 1990-3, 7.875%, 12/01/10 ...................       1,515,000       1,606,415
 Ohio State Solid Waste Disposal Revenue, USG Corp. Project, 5.65%, 3/01/33 .......................       5,330,000       5,356,117
 Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%, 8/15/27        3,250,000       3,519,490
 Ohio State Water Development Facilities Authority, PCR, Toledo Edison, Series A, 8.00%, 5/15/19 ..      10,000,000      10,620,400
 University of Cincinnati COP, University Center Project, MBIA Insured, 5.125%, 6/01/24 ...........      10,500,000      10,612,140
                                                                                                                        -----------
                                                                                                                        121,825,177
                                                                                                                        -----------
 Oklahoma 1.2%
 Canadian County HFA, SFMR, Series A,
 7.70%, 9/01/05 ...................................................................................       1,285,000       1,335,513
 7.80%, 9/01/12 ...................................................................................       2,685,000       2,792,937
 Oklahoma State Turnpike System Authority, First Senior Revenue,
 7.875%, 1/01/21 ..................................................................................         610,000         625,817
 Pre-Refunded, 7.875%, 1/01/21 ....................................................................      19,090,000      19,615,739
 Stillwater Medical Center Authority Revenue,
 Series A, 6.10%, 5/15/09 .........................................................................       3,440,000       3,691,430
 Series B, 6.35%, 5/15/12 .........................................................................       1,235,000       1,333,417
 Series B, 6.50%, 5/15/19 .........................................................................       3,390,000       3,694,931
 Tulsa County Home Financial Authority, Mortgage Revenue, Series D, GNMA Insured, 6.95%, 12/01/22 .         445,000         471,055
 Tulsa County Municipal Airport Revenue, American Airlines, Inc.,
 7.35%, 12/01/11 ..................................................................................       4,000,000       4,459,680
 6.25%, 6/01/20 ...................................................................................      18,530,000      19,742,789
 7.375%, 12/01/20 .................................................................................      11,000,000      11,747,340
 Oklahoma (cont.)
 Tulsa County Parking Authority, Series B,
 6.90%, 12/01/07 ..................................................................................     $ 3,000,000    $  3,327,120
 7.00%, 12/01/14 ..................................................................................       5,500,000       5,980,040
 Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 7/01/11 ....................       2,740,000       2,919,114
 Tulsa Industrial Authority, Hospital Revenue, St. John Medical Center Project, Series A, 6.25%, 2/15/14  2,000,000       2,163,840
 Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 6.00%, 8/15/14   4,000,000       4,189,400
                                                                                                                        -----------
                                                                                                                         88,090,162
                                                                                                                        -----------
 Oregon .3%
 Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA Insured, 5.00%,      3,655,000       3,644,218
 8/15/24
 Oregon State Department of Administrative Services COP, Series A, AMBAC Insured, 5.80%, 5/01/24 ..       5,000,000       5,451,800
 Oregon State EDR, Georgia Pacific Corp. Project,
 Refunding, Series 183, 5.70%, 12/01/25 ...........................................................       3,500,000       3,554,425
 Series CLVII, 6.35%, 8/01/25 .....................................................................       5,500,000       5,859,975
                                                                                                                        -----------
                                                                                                                         18,510,418
                                                                                                                        -----------
 Pennsylvania 3.2%
 Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Health Center, Refunding,
 Series A, MBIA Insured, 5.625%, 4/01/27 ..........................................................       6,550,000       6,873,308
 Allegheny County IDA Revenue, Environmental Improvement, 6.70%, 12/01/20 .........................       5,250,000       5,775,263
 Beaver County IDA, PCR, Ohio Edison Co., Beaver Valley Project, Series A, 7.75%, 9/01/24 .........      14,250,000      14,896,665
 Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B,
 6.30%, 7/01/08 ...................................................................................       9,600,000      10,451,616
 6.375%, 7/01/18 ..................................................................................      10,740,000      11,635,716
 Delaware County IDA Revenue, Philadelphia Electric, Refunding, Series 1991, 7.375%, 4/01/21 ......       6,500,000       7,027,540
 Delaware River Port Authority Revenue, Pennsylvania and New Jersey, Series 1995, FGIC Insured, 5.50%,    5,000,000       5,294,550
 1/01/26
 Delaware Valley Regional Finance Authority, Local Government Revenue, Series B, AMBAC Insured, 5.60%,    5,000,000       5,450,150
 7/01/17
 Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A, MBIA Insured, 6.15%,
 8/01/29 ..........................................................................................       4,000,000       4,385,080
 Montgomery County Higher Education and Health Authority, Hospital Revenue, Jeanes Health System Project,
 Pre-Refunded, 8.75%, 7/01/20 .....................................................................       5,500,000       6,059,955
 Pennsylvania EDA,
 Financing Authority Revenue, Macmillan, L.P. Project, 7.60%, 12/01/20 ............................       5,000,000       6,105,500
 Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 .................      13,500,000      14,998,500
 Pennsylvania State Financial Authority Revenue, Municipal Capital Improvements Program, Refunding, 6.60%,
 11/01/09 .........................................................................................      33,280,000      36,654,592
 Pennsylvania State HFA,
 Rental Housing, Refunding, FGIC Insured, 6.40%, 7/01/12 ..........................................      10,590,000      11,322,193
 SFM, Series 1991, 7.15%, 4/01/15 .................................................................       3,635,000       3,839,723
 Pennsylvania State Higher Educational Facilities Authorities Revenue, Temple University, First Series, MBIA Insured,
 5.00%, 4/01/29 ...................................................................................       9,000,000       8,874,990
 Pennsylvania State Pooled Finance Authority, Lease Revenue, Capital Improvement, Series B, MBIA Insured, 8.00%,
 11/01/09 .........................................................................................       4,445,000       4,650,003
 Philadelphia Gas Works Revenue,
 First Series A, FSA Insured, 5.00%, 7/01/26 ......................................................       5,000,000       4,933,250
 Series 13, Pre-Refunded, 7.70%, 6/15/21 ..........................................................       2,850,000       3,190,775
 Series A, 6.375%, 7/01/26 ........................................................................       3,950,000       4,366,014
 Pennsylvania (cont.)
 Philadelphia GO,
 MBIA Insured, 5.00%, 5/15/25 .....................................................................     $ 5,000,000    $  4,942,000
 Refunding, Series A, 11.50%, 8/01/99 .............................................................       2,400,000       2,545,872
 Refunding, Series A, 11.50%, 8/01/00 .............................................................       1,000,000       1,121,050
 Philadelphia Hospital and Higher Education Facilities Authority Revenue,
 Albert Einstein Medical Center, 7.50%, 4/01/99 ...................................................       3,955,000       4,009,856
 Mortgage, North Philadelphia Health Systems, Series A, FHA Secured, 5.30%, 1/01/18 ...............       3,330,000       3,381,981
 Mortgage, North Philadelphia Health Systems, Series A, FHA Secured, 5.35%, 1/01/23 ...............       5,780,000       5,882,075
 Mortgage, North Philadelphia Health Systems, Series A, FHA Secured, 5.375%, 1/01/28 ..............       3,765,000       3,840,262
 Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Hospital, 5.875%,
 11/15/23 .........................................................................................       5,000,000       5,201,600
 Philadelphia Municipal Authority, Gas Works Lease Revenue, 7.50%, 5/01/01 ........................       1,000,000       1,036,530
 Philadelphia School District, Series B, AMBAC Insured, 5.375%, 4/01/19 ...........................       7,000,000       7,192,570
 Philadelphia Water and Sewer Revenue, ETM, Series 10, 7.35%, 9/01/04 .............................      10,760,000      12,237,778
 South Fork Municipal Authority, Hospital Revenue, Conemaugh Valley Memorial Hospital Project, Series A,
 MBIA Insured, 5.75%, 7/01/26 .....................................................................       5,000,000       5,327,500
 Westmoreland County IDA Revenue, Citizens General Hospital Project, Refunding, Series A, 8.25%, 7/01/13  3,000,000       3,039,000
                                                                                                                        -----------
                                                                                                                        236,543,457
                                                                                                                        -----------
 Rhode Island 1.3%
 Providence Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ............................       9,900,000      11,240,262
 Rhode Island Clean Water Financial Agency Revenue, Drinking Water Providence, Series A, AMBAC Insured, 6.70%,
 1/01/15 ..........................................................................................       2,200,000       2,505,140
 Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
 Series 2, 7.75%, 4/01/22 .........................................................................       1,645,000       1,712,100
 Series 10-A, 6.50%, 10/01/22 .....................................................................      20,200,000      21,432,604
 Series 10-A, 6.50%, 4/01/27 ......................................................................      13,085,000      13,864,343
 Series 13, 6.70%, 10/01/15 .......................................................................       7,400,000       7,984,748
 Series 13, 6.85%, 4/01/27 ........................................................................       2,600,000       2,807,116
 Series 15-A, 6.85%, 10/01/24 .....................................................................      15,000,000      16,064,250
 Series 16-A, 6.375%, 10/01/26 ....................................................................       2,720,000       2,889,619
 Series 17-A, 6.25%, 4/01/17 ......................................................................       2,320,000       2,454,931
 Rhode Island Port Authority and Economic Development Corp., Shepard Building Project, Refunding, Series B,
 AMBAC Insured, Pre-Refunded, 6.75%, 6/01/25 ......................................................       3,000,000       3,464,760
 Rhode Island State Health and Educational Building Corp. Revenue,
 Health Facilities, Tockwotton Home, Pre-Refunded, 7.25%, 4/15/17 .................................       3,000,000       3,389,280
 Roger William Realty, Elmhurst Nursing Home, FHA Insured, 7.50%, 8/01/29 .........................         940,000         972,468
 St. Antoine Residence, 6.70%, 11/15/12 ...........................................................       2,320,000       2,530,749
 St. Antoine Residence, 6.75%, 11/15/18 ...........................................................       2,750,000       2,991,725
                                                                                                                        -----------
                                                                                                                         96,304,095
                                                                                                                        -----------
 South Carolina 1.1%
 Berkeley County School District COP, Berkeley School Facilities Group, Inc., AMBAC Insured, 6.30%,       1,800,000       2,027,700
 2/01/16
 Piedmont Municipal Power Agency, South Carolina Electric Revenue, Refunding,
 6.60%, 1/01/21 ...................................................................................      25,505,000      25,574,119
 Series A, 5.75%, 1/01/24 .........................................................................       3,150,000       3,151,008
 Series A, AMBAC Insured, 6.55%, 1/01/16 ..........................................................      18,115,000      18,162,642
 South Carolina (cont.)
 Piedmont Municipal Power Agency, South Carolina Electric Revenue, Refunding, (cont.)
 Series A, AMBAC Insured, 5.75%, 1/01/24 ..........................................................     $ 5,050,000    $  5,056,212
 Richland County PCR, Union Camp Corp. Project, Refunding, Series C, 6.55%, 11/01/20 ..............       3,000,000       3,273,810
 South Carolina State Housing, Finance and Development Authority, Mortgage Revenue, Series A-2, AMBAC Insured,
 5.80%, 7/01/27 ...................................................................................       6,405,000       6,765,794
 South Carolina State Public Service Authority Revenue, Refunding, Series A, AMBAC Insured, 6.375%,      12,765,000      13,789,008
 7/01/21
 Spartanburg County Health Services District, Inc., Hospital Revenue, Series A, MBIA Insured, 5.50%,      3,000,000
 4/15/27                                                                                                                  3,158,250
                                                                                                                        -----------
                                                                                                                         80,958,543
                                                                                                                        -----------
 South Dakota .4%
 Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding, 6.70%, 6/01/10 ..........       5,000,000       5,439,400
 South Dakota State HDA, Homeownership Mortgage,
 Series A, 6.30%, 5/01/17 .........................................................................       3,680,000       3,903,192
 Series A, 7.15%, 5/01/27 .........................................................................      10,580,000      11,140,846
 Series B, 7.10%, 5/01/17 .........................................................................       2,885,000       3,042,204
 Series D, 6.65%, 5/01/14 .........................................................................       3,445,000       3,727,766
 Series G, 7.125%, 5/01/14 ........................................................................       3,405,000       3,726,636
                                                                                                                        -----------
                                                                                                                         30,980,044
                                                                                                                        -----------
 Tennessee .9%
 Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series A, 5.00%,
 12/01/18 .........................................................................................       2,150,000       2,112,504
 Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%, 10/01/26        2,000,000       2,119,380
 Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
 6.125%, 8/01/05 ..................................................................................       2,515,000       2,644,170
 6.30%, 8/01/07 ...................................................................................       1,000,000       1,061,240
 Jackson Hospital Revenue, Jackson Madison County General Hospital, 5.00%, 4/01/28 ................       2,000,000       1,963,620
 Knox County Health, Educational and Housing Facilities Board, MFHR, East Towne Village Project, GNMA Secured,
 8.20%, 7/01/28 ...................................................................................       4,720,000       4,876,562
 Memphis-Shelby County Airport Authority, Special Facilities and Project Revenue, Federal Express Corp.,
 7.875%, 9/01/09 ..................................................................................      14,690,000      16,362,016
 6.75%, 9/01/12 ...................................................................................       6,520,000       7,125,186
 Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board Revenue,
 Multi Modal Health Facility, Asset Guaranty Insurance Co. Insured, 5.50%, 5/01/23 ................         995,000       1,037,307
 Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%, 7/01/15 .........       1,940,000       2,104,396
 Mount Pleasant IDR, PCR, Stauffer Chemical Co. Project, 8.00%, 12/01/12 ..........................       1,990,000       2,134,693
 Nashville and Davidson County Revenue, IDB, Osco Treatment, Inc., Refunding and Improvement, 6.00%,      5,000,000       5,250,100
 5/01/03
 Shelby County Health Educational and Housing Facility Board Hospital Revenue, MBIA Insured, 5.00%,       5,000,000       4,950,750
 4/01/18
 Tennessee HDA, Homeownership Program,
 Series 1992, 6.80%, 7/01/17 ......................................................................       2,360,000       2,506,981
 Series P, 7.70%, 7/01/16 .........................................................................       4,580,000       4,740,117
 Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan Program, 6.45%,
 10/01/14 .........................................................................................       2,275,000       2,504,093
                                                                                                                        -----------
                                                                                                                         63,493,115
                                                                                                                        -----------
 Texas 6.8%
 Austin Combined Utility System Revenue, Series A, Pre-Refunded, 8.00%, 11/15/16 ..................      18,100,000      20,009,550
 Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 ...........................      11,310,000      12,645,485
 Texas (cont.)
 Bexar County Health Facilities Development Corp. Revenue,
 Incarnate Word Facility, FSA Insured, 6.00%, 11/15/15 ............................................     $ 4,500,000    $  4,980,240
 Incarnate Word Health Services, Refunding, FSA Insured, 6.10%, 11/15/23 ..........................       8,300,000       9,235,327
 Bexar County HFC, MFHR, Sunpark Apartments Project, 6.875%, 12/01/12 .............................       1,725,000       1,797,226
 Bexar Metropolitan Water District, Water Works Systems Revenue, Refunding, MBIA Insured, 5.875%, 5/01/22 5,000,000       5,411,100
 Brazos River Authority, PCR,
 Collateralized Utilities Electric Co. Project, Series A, 8.25%, 1/01/19 ..........................      15,000,000      15,390,600
 Collateralized Utilities Electric Co., Refunding, Series C, 5.55%, 6/01/30 .......................      20,000,000      19,677,000
 Utilities Electric Co. Project, Series A, AMBAC Insured, 5.55%, 5/01/33 ..........................      23,965,000      24,830,616
 Dallas-Fort Worth International Airport Facilities, Improvement Corp. Revenue, American Airlines, Inc.,
 8.00%, 11/01/24 ..................................................................................      99,000,000     107,144,730
 Refunding, 6.00%, 11/01/14 .......................................................................      29,400,000      31,311,000
 El Paso HFC, SFMR, Series A, 8.75%, 10/01/11 .....................................................       3,730,000       4,045,745
 Fort Worth Higher Education Financial Corp., Higher Education Revenue, Texas Christian University Project, 5.00%,
 3/15/27 ..........................................................................................       4,000,000       3,999,760
 Grand Prairie Health Facilities Development Corp., Hospital Revenue, Dallas/Ft. Worth Medical Center Project,
 Refunding, AMBAC Insured, 6.875%, 11/01/10 .......................................................       2,700,000       2,844,558
 Gulf Coast Waste Disposal Authority, Environmental Improvement Revenue, UXS Corp. Projects, Refunding, 5.50%,
 9/01/17 ..........................................................................................       3,250,000       3,315,650
 Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 ............................      20,250,000      22,009,118
 Houston Water and Sewer System Revenue,
 Junior Lien, Refunding, Series A, MBIA Insured, Pre-Refunded, 6.20%, 12/01/20 ....................      22,500,000      25,523,325
 Refunding, Series B, 6.375%, 12/01/14 ............................................................      21,000,000      22,588,650
 Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 .................................................          20,000          20,105
 Lower Neches Valley Authority IDC Revenue, Mobil Oil Refunding Corp., Refunding, 5.55%, 3/01/33 ..       2,500,000       2,552,500
 Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%, 12/01/17 ..............       1,000,000       1,061,510
 Matagorda County Navigation District No. 1, PCR,
 Central Power and Light Co. Project, Refunding, Series E, MBIA Insured, 6.10%, 7/01/28 ...........      25,300,000      26,549,567
 Collateralized, Houston Lighting and Power Co., Refunding, 6.00%, 7/01/28 ........................      19,200,000      20,366,976
 Series A, AMBAC Insured, 6.70%, 3/01/27 ..........................................................       5,500,000       5,989,225
 Mesquite HFC, SFMR, Series 1983, 10.75%, 9/01/14 .................................................         810,000         828,638
 North Central Health Facilities Development Corp. Revenue, Texas Health Resources System, Series B, 5.125%,
 2/15/22 ..........................................................................................       5,985,000       6,033,000
 Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding, 5.60%, 1/01/27 4,000,000       3,982,800
 Nueces River Authority Texas, Asarco Inc., Project, Refunding, Series A, 5.60%, 4/01/18 ..........       4,500,000       4,467,150
 Port Corpus Christi Authority, Nueces County General Revenue, Union Pacific, Refunding, 5.65%, 12/01/22 18,000,000      18,487,260
 Port Corpus Christi IDC Revenue, Valero, Refunding,
 Series B, 5.40%, 4/01/18 .........................................................................       4,000,000       4,023,480
 Series C, 5.40%, 4/01/18 .........................................................................       6,000,000       6,035,220
 Red River Authority, PCR, West Texas Utilities Co., Public Service Co., Oklahoma Central Power and Light Co.,
 Refunding, MBIA Insured, 6.00%, 6/01/20 ..........................................................       5,000,000       5,497,200
 Sabine River Authority, PCR,
 Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 .........................       4,000,000       4,416,680
 Texas Utilities Electric Co. Project, Collateralized, Refunding, FGIC Insured, 6.55%, 10/01/22 ...       7,700,000       8,429,729
 San Antonio Electric and Gas Revenue, Refunding, 5.50%, 2/01/20 ..................................      10,000,000      10,455,300

 Texas (cont.)
 San Antonio Water Revenue, Senior Lien, MBIA Insured,
 6.50%, 5/15/10 ...................................................................................     $ 2,795,000    $  3,058,904
 Pre-Refunded, 6.50%, 5/15/10 .....................................................................       1,440,000       1,597,579
 Tarrant County Health Facilities Development Corp.,
 Health Services Revenue, Texas Health Resources System, Series A, MBIA Insured, 5.00%, 2/15/26 ...      10,000,000       9,795,100
 Hospital Revenue, Ft. Worth Osteopathic Hospital, MBIA Insured, 5.25%, 5/15/28 ...................       5,010,000       5,090,962
 Texas Housing Agency, Residential Development Mortgage Revenue, Series D, 8.35%,
 1/01/08 ..........................................................................................       1,215,000       1,259,821
 7/01/08 ..........................................................................................       2,720,000       2,820,341
 Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13 ......................       2,500,000       2,699,800
 Texas Water Resources Finance Authority Revenue, 7.625%, 8/15/08 .................................       2,210,000       2,271,968
 Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ....................................       3,735,000       4,054,006
 Tyler Health Facilities Development Corp., Hospital Revenue, East Texas Medical Center Project, Refunding, Series A,
 MBIA Insured, 5.50%, 11/01/17 ....................................................................       1,735,000       1,833,236
                                                                                                                        -----------
                                                                                                                        500,437,73
                                                                                                                        -----------
 US Territories 1.6%
 District of Columbia GO, Series E, MBIA-IBC Insured, 6.00%, 6/01/13 ..............................         155,000         170,767
 District of Columbia GO, Series E, MBIA-IBC Insured, 6.00%, 6/01/13 ..............................       3,845,000       4,137,028
 District of Columbia HFA,
 MFHR, Refunding, Series A, FHA Insured, 7.10%, 9/01/12 ...........................................       1,830,000       1,952,006
 MFHR, Refunding, Series A, FHA Insured, 7.15%, 3/01/24 ...........................................       6,575,000       6,984,228
 SFMR, Refunding, Series B, 5.85%, 12/01/18 .......................................................       2,830,000       2,931,456
 District of Columbia Hospital Revenue, Washington Hospital Center Corp., Series A, Pre-Refunded, 9.00%,  3,955,000       4,454,319
 1/01/08
 District of Columbia Redevelopment Land Agency, Sports Arena, Special Tax Revenue, 5.625%, 11/01/10        990,000       1,024,502
 District of Columbia Revenue,
 Association of American Medical Colleges, Pre-Refunded, 7.50%, 2/15/20 ...........................       5,685,000       6,071,921
 Catholic University of America, 6.45%, 10/01/23 ..................................................       5,265,000       5,826,512
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y,
 5.00%, 7/01/36 ...................................................................................      59,000,000      59,202,370
 5.50%, 7/01/36 ...................................................................................       7,000,000       7,543,830
 Puerto Rico Commonwealth Urban Renewal and Housing Corp., Commonwealth Appropriation, Refunding, 7.875%,
 10/01/04 .........................................................................................       3,200,000       3,369,312
 Virgin Islands HFA Mortgage Revenue, Series B, GNMA Secured, Pre-Refunded, 8.10%, 12/01/18 .......         690,000         706,374
 Virgin Islands Public Finance Authority Revenue, Senior Lien, Fund Loan Notes, Refunding, Series A, 5.50%,
 10/01/22 .........................................................................................       6,485,000       6,552,444
 Virgin Islands Public Financing Authority Revenue, Subordinated Lien, Fund Loan Notes, Refunding, Series D, 5.50%,
 10/01/01 .........................................................................................       1,755,000       1,806,123
 10/01/02 .........................................................................................       1,700,000       1,757,766
 10/01/03 .........................................................................................       1,850,000       1,923,14
                                                                                                                        -----------
                                                                                                                        116,414,107
                                                                                                                        -----------
 Utah .7%
 Carbon County, Solid Waste Disposal Revenue, Laidlaw, Inc. Project, Refunding, Series A, 7.50%, 2/01/10  5,050,000       5,743,769
 Intermountain Power Agency, Power Supply Revenue, Refunding, Series A, 6.15%, 7/01/14 ............      25,000,000      27,470,500
 Salt Lake City College Revenue, Westminster College Project,
 5.70%, 10/01/17 ..................................................................................       1,000,000       1,026,590
 5.75%, 10/01/27 ..................................................................................       1,000,000       1,026,530
 Utah (cont.)
 Utah State HFA,
 Refunding, Series A, 6.50%, 5/01/19 ..............................................................     $ 2,945,000    $  3,097,168
 SFM, Refunding, 6.80%, 1/01/12 ...................................................................       1,300,000       1,384,084
 SFM, Series A, 8.50%, 7/01/19 ....................................................................         210,000         214,979
 SFM, Series B, 6.55%, 7/01/19 ....................................................................       3,105,000       3,330,640
 SFM, Series B, 6.55%, 7/01/26 ....................................................................       3,345,000       3,571,122
 SFM, Series C-1, 6.80%, 7/01/12 ..................................................................         205,000         218,258
 SFM, Series C-1, 8.375%, 7/01/19 .................................................................       1,185,000       1,201,008
 SFM, Series D, 8.60%, 7/01/19 ....................................................................         100,000         101,121
 SFM, Series E-1, 6.65%, 7/01/20 ..................................................................       2,150,000       2,295,921
 SFM, Series G-1, 8.10%, 7/01/16 ..................................................................         585,000         600,952
                                                                                                                        -----------
                                                                                                                         51,282,642
                                                                                                                        -----------
 Vermont .1%
 Vermont HFA, SF, Series 5, 7.00%, 11/01/27 .......................................................       9,400,000      10,077,740
                                                                                                                        -----------
 Virginia .6%
 Danville IDA, Hospital Revenue, Danville Regional Medical Center, Refunding, FGIC Insured, Pre-Refunded, 6.50%,
 10/01/24 .........................................................................................       5,840,000       6,680,610
 Danville IDA Revenue, Regional Medical Center, FGIC Insured, 6.50%, 10/01/19 .....................       5,885,000       6,732,086
 Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, 6.00%, 8/01/15 .......       7,250,000       7,875,747
 Lynchburg IDA, Healthcare Facilities Revenue, Central Health, Refunding, 5.20%, 1/01/28 ..........       2,000,000       1,996,880
 Medical College Hospital Authority Revenue, MBIA Insured, 5.125%, 7/01/23 ........................       2,000,000       2,014,720
 Medical College Virginia Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,        3,000,000       3,032,610
 7/01/18
 Richmond Public Utility Revenue, Refunding, Series A, 5.125%, 1/15/28 ............................       5,510,000       5,544,602
 Virginia State HDA, Commonwealth Mortgage,
 Series C, Sub-Series C-6, 6.25%, 1/01/15 .........................................................       5,120,000       5,378,202
 Series H, Sub-Series H-2, 6.55%, 1/01/17 .........................................................       4,755,000       5,121,895
                                                                                                                        -----------
                                                                                                                         44,377,352
                                                                                                                        -----------
 Washington 2.6%
 Chelan County PUD No. 1, Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 .....       5,000,000       5,173,650
 Pierce County EDC, Solid Waste-Steilacoom Revenue, Refunding, 6.60%, 8/01/22 .....................      32,480,000      34,632,450
 Pierce County EDR, Occidental Petrol, 5.80%, 9/01/29 .............................................       4,000,000       4,055,800
 Port Moses Lake Public Corp., Washington PCR, Union Carbide Corp.,
 7.50%, 8/01/04 ...................................................................................       2,100,000       2,103,422
 7.875%, 8/01/06 ..................................................................................       1,000,000       1,026,790
 SeaTac GO, Series 1994, 6.50%, 12/01/13 ..........................................................       2,760,000       3,090,675
 Seattle Municipality, Metropolitan Seattle Sewer Revenue,
 Refunding, Series V, 6.20%, 1/01/32 ..............................................................       9,680,000      10,145,511
 Series W, MBIA Insured, 6.25%, 1/01/21 ...........................................................       2,500,000       2,771,024
 Seattle Special Obligation, Chinatown International District, 5.90%, 8/01/26 .....................       4,810,000       5,174,116
 Snohomish County USD No. 6, 6.50%, 12/01/11 ......................................................       7,000,000       8,341,410
 University of Washington Alumni Association, Lease Revenue, Medical Center Roosevelt II, 6.30%, 8/15/14  4,000,000       4,469,200
 Washington State Health Care Facilities Authority Revenue, Swedish Health Services, AMBAC Insured, 5.50%,
 11/15/28 .........................................................................................       5,000,000       5,178,100
 Washington State Public Power Supply System Revenue,
 Nuclear Project No. 1, Refunding, Series A, 6.05%, 7/01/12 .......................................      35,355,000      37,928,843
 Washington (cont.)
 Washington State Public Power Supply System Revenue, (cont.)
 Nuclear Project No. 1, Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 .........................    $ 19,965,000   $  21,539,640
 Nuclear Project No. 2, Refunding, Series A, 6.00%, 7/01/09 .......................................      18,330,000      19,997,296
 Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .......................................       7,700,000       8,973,348
 Nuclear Project No. 2, Series A, 6.25%, 7/01/12 ..................................................       3,200,000       3,454,655
 Nuclear Project No. 3, Refunding, Series B, 5.50%, 7/01/18 .......................................      10,050,000      10,089,395
                                                                                                                        -----------
                                                                                                                        188,145,325
                                                                                                                        -----------
 West Virginia .7%
 Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
 6.50%, 4/01/25 ...................................................................................       3,500,000       3,829,594
 Refunding, 5.40%, 5/01/25 ........................................................................      10,000,000      10,091,200
 Putnam County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/13 ................................       1,700,000       1,769,546
 Taylor County PCR, Union Carbide Corp., 7.625%, 8/01/05 ..........................................       2,400,000       2,824,103
 West Virginia State Hospital Financing Authority Revenue, Logan General Hospital Project, Refunding and
 Improvement, 7.25%, 7/01/20 ......................................................................       7,000,000       6,824,720
 West Virginia State Housing Development Fund, Housing Finance, Series D,
 7.00%, 5/01/17 ...................................................................................       6,000,000       6,399,420
 7.05%, 11/01/24 ..................................................................................       9,000,000       9,604,350
 West Virginia State, Series A, FGIC Insured, 5.20%, 11/01/26 .....................................      10,000,000      10,292,000
                                                                                                                        -----------
                                                                                                                         51,634,933
                                                                                                                        -----------
 Wisconsin 1.3%
 Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .......................................       2,200,000       2,319,063
 Madison Industrial Gas and Electric Co. Project, Series A, 6.75%, 4/01/27 ........................       4,220,000       4,575,240
 Wisconsin Housing and EDA, Homeownership Revenue,
 Refunding, Series A, 6.10%, 11/01/10 .............................................................       9,190,000       9,904,431
 Series 1, 6.75%, 9/01/15 .........................................................................      10,230,000      10,917,148
 Series 1, 6.75%, 9/01/17 .........................................................................       3,000,000       3,198,420
 Series A, 6.90%, 3/01/16 .........................................................................       1,985,000       2,170,914
 Series A, 6.45%, 3/01/17 .........................................................................       5,500,000       5,870,204
 Series A, 7.10%, 3/01/23 .........................................................................       8,635,000       9,192,906
 Series B, 7.05%, 11/01/22 ........................................................................       3,000,000       3,220,500
 Wisconsin State Health and Educational Facilities Authority Revenue,
 Childrens Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 .............................      21,050,000      21,506,995
 Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ...........................................       1,500,000       1,517,474
 Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ...........................................       3,000,000       3,022,320
 Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 .......................................       6,500,000       7,231,250
 Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 .......................................       7,500,000       8,278,574
                                                                                                                        -----------
                                                                                                                         92,925,439
                                                                                                                        -----------
 Wyoming .3%
 Wyoming CDA,
 Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 ............................................      11,540,000      12,252,941
 MF Mortgage, Series A, 6.90%, 6/01/12 ............................................................       1,395,000       1,467,944
 MF Mortgage, Series A, 6.95%, 6/01/24 ............................................................       3,530,000       3,722,561
 SFM, Series A, 7.25%, 6/01/21 ....................................................................       2,500,000       2,683,650

 Wyoming (cont.)
 Wyoming CDA, (cont.)
 SFM, Series G, 7.375%, 6/01/17 ...................................................................      $  645,000       $ 680,068
                                                                                                                        -----------
                                                                                                                         20,807,164
                                                                                                                        -----------
 Total Bonds (Cost $6,458,220,889) ................................................................                   6,975,367,419
                                                                                                                        -----------
 Zero Coupon Bonds 2.2%
 Calcasieu Parish, Louisiana, Memorial Hospital Service District Revenue, Lake Charles Parish Memorial Hospital
 Project, Series A,12/01/22 .......................................................................      11,040,000       7,614,508
 Chicago RMR, Refunding, Series B, MBIA Insured,10/01/09 ..........................................       8,785,000       4,134,483
 Coldwater, Michigan, Community Schools, MBIA Insured, Pre-Refunded, 5/01/18 ......................       5,935,000       2,143,068
 Colorado Springs Airport Revenue, Series C,
 1/01/03 ..........................................................................................       1,660,000       1,367,840
 1/01/05 ..........................................................................................       1,610,000       1,207,241
 1/01/07 ..........................................................................................       1,675,000       1,115,081
 1/01/08 ..........................................................................................         800,000         501,720
 1/01/11 ..........................................................................................       1,450,000         753,231
 Cook County, Illinois, Community Consolidated School District No. 54, Schaumburg Township, Series B, FGIC Insured,
 Pre-Refunded,
 1/01/07 ..........................................................................................       3,505,000       2,329,422
 1/01/08 ..........................................................................................       4,800,000       2,985,167
 1/01/09 ..........................................................................................       4,380,000       2,546,575
 1/01/10 ..........................................................................................       5,760,000       3,138,335
 Florida State Mid-Bay Bridge Authority Revenue, Senior Lien, Series A, AMBAC Insured,
 10/01/23 .........................................................................................       5,000,000       1,364,550
 10/01/24 .........................................................................................       3,000,000         769,260
 Harrison, Michigan, Community Schools, AMBAC Insured, 5/01/20 ....................................       6,000,000       1,725,840
 Jefferson County, Kentucky, Capital Projects Corp., Lease Revenue, Refunding, Series A,
 8/15/07...........................................................................................       1,640,000       1,124,908
 8/15/08...........................................................................................       4,505,000       2,898,516
 8/15/09...........................................................................................       4,580,000       2,781,480
 8/15/10...........................................................................................       4,620,000       2,648,275
 8/15/13...........................................................................................       6,825,000       3,346,638
 8/15/14...........................................................................................       6,860,000       3,171,103
 8/15/16...........................................................................................       7,005,000       2,885,920
 8/15/17...........................................................................................       7,115,000       2,763,252
 Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue,
 Capital Appreciation, Series A, 6/15/09...........................................................       9,510,000       5,929,961
 Capital Appreciation, Series A, Pre-Refunded, 6/15/09.............................................       1,490,000         943,676
 McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/08 ...............................       8,500,000       5,657,260
 McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ...............................       8,000,000       4,717,360
 McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/11 ...............................       9,690,000       5,392,970
 McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/12 ...............................         250,000         220,832
 McCormick Place Expansion Project, Series A, FGIC Insured, Pre-Refunded, 6/15/12 .................      11,550,000      10,477,813
 Miami, Dade County Special Obligation, Subordinated Lien, Series B, MBIA Insured,10/01/34 ........       5,500,000         779,844
 Owensboro, Kentucky, Electric Light and Power Revenue, Series B, AMBAC Insured,1/01/08 ...........       5,250,000       3,575,040

 San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue,
 Refunding, Series A, 1/15/21 .....................................................................    $ 50,000,000   $  34,110,500
 Senior Lien, Pre-Refunded, 1/01/23 ...............................................................       7,000,000       2,108,050
 Shreveport, Louisiana, Water and Sewer Revenue, Series B, FGIC Insured,
 12/01/07 .........................................................................................         490,000         303,123
 12/01/08 .........................................................................................       2,530,000       1,446,425
 12/01/09 .........................................................................................       4,080,000       2,173,782
 12/01/10 .........................................................................................       5,630,000       2,793,267
 Spring, Texas, ISD, Refunding, FGIC Insured, Pre-Refunded, 8/15/08 ...............................       7,000,000       3,602,550
 University of Illinois Revenues, AMBAC Insured, 4/01/10 ..........................................      14,250,000       8,481,742
 Washington State Public Power Supply System, Nuclear Project No. 3 Revenue, Refunding, Series B,
 7/01/12 ..........................................................................................       6,400,000       3,317,120
 7/01/13 ..........................................................................................      11,000,000       5,356,340
 7/01/14 ..........................................................................................      15,000,000       6,848,700
                                                                                                                        -----------
 Total Zero Coupon Bonds (Cost $103,721,369) ......................................................                     163,552,768
                                                                                                                        -----------
 Total Long Term Investments (Cost $6,561,942,258) ................................................                   7,138,920,187
                                                                                                                        -----------
aShort-term Investments 1.3%
 Allegheny County Hospital Development Authority Revenue, Aces Presbyterian University Hospital, Series B-1,
 Weekly VRDN and Put, 3.15%, 3/01/18 ..............................................................         700,000         700,000
 Arkansas State Development Finance Authority, Higher Education Capital Asset, Series A 1995, FGIC Insured,
 Weekly VRDN and Put, 3.00%, 12/01/15 .............................................................         300,000         300,000
 Calcasieu Parish Inc., Louisiana Industrial Development Board,
 Industrial Revenue, Refunding, Olin Corp. Project,
 Series B, Daily VRDN and Put, 3.40%, 2/01/16 .....................................................       1,000,000       1,000,000
 Colorado Health Facilities Authority Revenue, Catholic Health Series B,
 Weekly VRDN and Put, 3.00%, 12/01/25 .............................................................       1,300,000       1,300,000
 Denver City and County MFHR, Ogden Residence Project, Daily VRDN and Put, 3.45%, 12/01/09 ........       2,080,000       2,080,000
 Duluth Minnesota Tax Increment Revenue, Lake Superior Paper, Registered, Weekly VRDN and Put, 3.00%,       100,000         100,000
  9/01/10
 Georgia Development Authority, PCR, Georgia Power Company Plant,
 Appling County, Hatch Project, Daily VRDN and Put, 3.25%, 9/01/29 ................................       8,300,000       8,300,000
 Heard County, Wansley Project, Daily VRDN and Put, 3.30%, 9/01/29 ................................       9,000,000       9,000,000
 Putnam County, Branch Project, Daily VRDN and Put, 3.25%, 3/01/24 ................................       3,200,000       3,200,000
 Kansas City IDA, Hospital Revenue, Resh Health Services System,
 MBIA Insured, Daily VRDN and Put, 2.80%,
 10/15/14 .........................................................................................       2,500,000       2,500,000
 Long Island New York Power Authority Electric System Revenue,
 Subordinated, Series B, Daily VRDN and Put,
 2.75%, 5/01/33 ...................................................................................       5,300,000       5,300,000
 Louisiana, East Baton Rouge Parish Pollution Control Revenue,
 Refunding, Exxon Project, Daily VRDN and Put,
 3.30%, 11/01/19 ..................................................................................       4,500,000       4,500,000
 Maryland Community Development Administration MF, Development Revenue,
 Avalon Lea Apartments Project,
 Refunding, FNMA Secured, Weekly VRDN and Put, 3.20%, 6/15/26 .....................................         400,000         400,000
 Maryland State Industrial Development Financing Authority,
 Economic Development Revenue, Chesapeake
 Biological Inc., Weekly VRDN and Put, 3.25%, 8/01/18 .............................................       1,945,000       1,945,000
 Massachusetts State Health and Educational Facilities Authority Revenue,
 Capital Assets Program, Series D, MBIA
 Insured, Weekly VRDN and Put, 3.10%, 1/01/35 .....................................................       3,300,000       3,300,000
 New York City Health and Hospital Corporation Revenue Health Systems,
 Series A, Weekly VRDN and Put, 3.00%,
 2/15/26 ..........................................................................................       9,400,000       9,400,000
 New York City Municipal Water Financing Authority,
 Water and Sewer System Revenue, Bond Purchase Agreement,
 Series G, FGIC Insured, Daily VRDN and Put, 2.40%, 6/15/24 .......................................       5,900,000       5,900,000

 New York and New Jersey Port Authority, Special Obligation Revenue,
 Versatile Structure, Series 2, Daily VRDN and
 Put, 3.25%, 5/01/19 ..............................................................................     $ 2,800,000    $  2,800,000
 North Carolina Medical Care Commission Revenue, Carol Woods Project, Daily VRDN and Put, 2.95%, 4/01/21  2,000,000       2,000,000
 Perry County Mississippi PCR, Leaf River Forest Project, Refunding, Daily VRDN and Put, 3.20%, 3/01/02   3,300,000       3,300,000
 Roanoke IDA, Hospital Revenue, Carilion Health System, Series B, Daily VRDN and Put, 2.80%, 7/01/27        500,000         500,000
 Uinta County PCR, Refunding, Chevron USA Inc. Project,
 Letter of Credit from Chevron Corp., Daily VRDN and Put,
 2.40%, 8/15/20 ...................................................................................      21,350,000      21,350,000
 Washington State Health Care Facilities Authority Revenue,
 Sisters Providence, Series E, Daily VRDN and Put, 2.75%,
 10/01/05 .........................................................................................       6,000,000       6,000,000
 Waynesboro Virginia IDA Revenue, Residential Care Facilities,
 Sunnyside Presbyterian Home, Refunding, Daily
 VRDN and Put, 3.25%, 12/15/28 ....................................................................       2,500,000       2,500,000
                                                                                                                        -----------
 Total Short-term Investments (Cost $97,675,000)...................................................                      97,675,000
                                                                                                                        -----------
 Total Investments (Cost $6,659,617,258) 99.0% ....................................................                   7,236,595,187
 Other Assets, less Liabilities 1.0% ..............................................................                      73,545,755
                                                                                                                        -----------
 Net Assets 100.0% ................................................................................                  $7,310,140,942
                                                                                                                        ===========



See glossary of terms on page 47.
aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principle balance plus accrued interest at specified dates.
bSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1998 (unaudited) (cont.)

 Glossary of Terms

AMBAC -  American  Municipal  Bond Assurance  Corp.
CDA   -  Community  Development Authority/Agency
COP   -  Certificate   of   Participation
CRDA  -  Community Redevelopment  Authority/Agency
EDA   -  Economic  Development  Authority
EDC   -  Economic  Development Corp.
EDR   -  Economic  Development  Revenue
ETM   -  Escrow to Maturity
FGIC  -  Financial  Guaranty  Insurance  Co.
FHA   -  Federal  Housing Authority/Agency
FI/GML-  Federally Insured or Guaranteed Mortgage Loans
FNMA  -  Federal National Mortgage Association
FSA   -  Financial Security Assistance (Some of the  securities  shown as FSA
         Insured  were  originally  insured  by Capital Guaranty  Insurance Co.
         (CGIC) which was acquired by FSA in 1995 and no longer does business under this name.)
GNMA  -  Government National Mortgage  Association
GO    -  General  Obligation
HDA   -  Housing  Development  Authority
HFA   -  Housing Finance  Agency
HFC   -  Housing  Finance  Corp.
IDA   -  Industrial  Development Authority/Agency
IDB   -  Industrial Development Board
IDC   -  Industrial Development Corp.
IDBR  -  Industrial  Development Board Revenue
IDR   -  Industrial  Development Revenue
IPC   -  Industrial  Pollution  Control
ISD   -  Independent  School  District
L.P.  -  Limited  Partnership
MBIA  -  Municipal  Bond  Investors  Assurance  Corp.
MBIA-IBC - Municipal Bond Investors  Assurance  Corp.-Insured  Bond Certificates
MBS   -  Mortgage-Backed  Securities
MF    -  Multi-Family
MFHR  -  Multi-Family  Housing Revenue
MFMR  -  Multi-Family  Mortgage  Revenue
MFR   -  Multi-Family  Revenue
MTA   -  Metropolitan  Transit  Authority
PCR   -  Pollution  Control  Revenue
PUD   -  Public Utility District
RDA   -  Redevelopment Authority/Agency
RMR   -  Residential Mortgage Revenue
SF    -  Single Family
SFM   -  Single  Family  Mortgage
SFMR  -  Single Family Mortgage Revenue
SFR   -  Single Family Revenue
USD   -  Unified School District

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements



Statement of Assets and Liabilities
October 31, 1998 (unaudited)

Assets:
 Investments in securities, at value (cost $6,659,617,258) ......................................          $7,236,595,187
 Cash ...........................................................................................                 999,580
 Receivables:
  Investment securities sold ....................................................................              45,797,924
  Capital shares sold ...........................................................................              11,440,003
  Interest ......................................................................................             131,259,562
                                                                                                         ----------------
      Total assets ..............................................................................           7,426,092,256
                                                                                                         ----------------
Liabilities:
 Payables:
  Investment securities purchased ...............................................................              51,839,305
  Capital shares redeemed .......................................................................              53,547,779
  Affiliates ....................................................................................               4,517,604
  Shareholders ..................................................................................               5,910,123
 Other liabilities ..............................................................................                 136,503
                                                                                                         ----------------
      Total liabilities .........................................................................             115,951,314
                                                                                                         ----------------
       Net assets, at value .....................................................................          $7,310,140,942
                                                                                                         ================
Net assets consist of:
 Undistributed net investment income ............................................................            $  6,567,734
 Net unrealized appreciation ....................................................................             576,977,929
 Accumulated net realized loss ..................................................................              (7,136,726)
 Capital shares .................................................................................           6,733,732,005
                                                                                                         ----------------
       Net assets, at value .....................................................................          $7,310,140,942
                                                                                                         ================
Class I:
 Net asset value per share ($7,133,824,075 / 574,189,590 shares outstanding)* ...................                  $12.42
                                                                                                         ================
 Maximum offering price per share ($12.42 / 95.75%) .............................................                  $12.97
                                                                                                         ================
Class II:
 Net asset value per share ($176,316,867 / 14,196,540 shares outstanding)* ......................                  $12.42
                                                                                                         ================
 Maximum offering price per share ($12.42 / 99%) ................................................                  $12.55
                                                                                                         ================

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)



Statement of Operations
for the six months ended October 31, 1998 (unaudited)

Investment income:

 Interest .............................................................                                   $219,845,745
                                                                                                         --------------
Expenses:
 Management fees (Note 3) .............................................               $16,537,312
 Distribution fees (Note 3)
  Class I .............................................................                 2,693,558
  Class II ............................................................                   506,604
 Transfer agent fees (Note 3) .........................................                 1,288,527
 Custodian fees .......................................................                    35,891
 Reports to shareholders ..............................................                   394,672
 Registration and filing fees .........................................                   100,397
 Professional fees ....................................................                    89,851
 Directors' fees and expenses .........................................                    72,488
 Other ................................................................                   136,097
                                                                                     --------------
      Total expenses ..................................................                                     21,855,397
                                                                                                         --------------
       Net investment income ..........................................                                    197,990,348
                                                                                                         --------------
Realized and unrealized gains:
 Net realized gain from investments ...................................                                     18,742,105
 Net unrealized appreciation on investments ...........................                                     84,347,573
                                                                                                         --------------
Net realized and unrealized gain ......................................                                    103,089,678
                                                                                                         --------------
Net increase in net assets resulting from operations ..................                                   $301,080,026
                                                                                                         ==============

See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)



Statements  of Changes in Net Assets for the six months  ended  October 31, 1998
(unaudited) and the year ended April 30, 1998

                                                                           Six Months Ended          Year Ended
                                                                           October 31, 1998        April 30, 1998
                                                                           ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................             $  197,990,348           $  404,855,331
  Net realized gain from investments .........................                 18,742,105               42,732,886
  Net unrealized appreciation on investments .................                 84,347,573              156,385,279
                                                                           ---------------------------------------
   Net increase in net assets resulting from operations ......                301,080,026              603,973,496
 Distributions to shareholders from:
  Net investment income:
   Class I ...................................................               (193,297,707)            (396,082,048)
   Class II ..................................................                 (3,695,119)              (5,046,130)
                                                                           ---------------------------------------
 Total distributions to shareholders .........................               (196,992,826)            (401,128,178)
 Capital share transactions: (Note 2)
  Class I ....................................................                  8,936,649              (83,120,865)
  Class II ...................................................                 38,961,503               60,999,749
                                                                           ---------------------------------------
 Total capital share transactions ............................                 47,898,152              (22,121,116)
   Net increase in net assets ................................                151,985,352              180,724,202
Net assets:
 Beginning of period .........................................              7,158,155,590            6,977,431,388
                                                                           ---------------------------------------
 End of period ...............................................             $7,310,140,942           $7,158,155,590
                                                                           =======================================
Undistributed net investment income included in net assets:
 End of period ...............................................               $  6,567,734             $  5,570,212
                                                                           =======================================

See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At October 31, 1998, there were 10 billion shares of no par value stock authorized, of which 3 billion each were designated as Class I and Class II. Transactions in the Fund's shares were as follows:



                                                               Six months ended                      Year ended
                                                               October 31, 1998                    April 30, 1998
                                                       ------------------------------------------------------------------
                                                           Shares            Amount             Shares       Amount
                                                       ------------------------------------------------------------------
Class I Shares:
Shares sold ................................             61,185,738     $ 756,127,723        114,214,913 $ 1,390,939,797
Shares issued in reinvestment of distributions            6,438,796        79,316,705         13,093,027     159,083,079
Shares redeemed ............................            (66,857,382)     (826,507,779)      (134,063,708) (1,633,143,741)
                                                       ------------------------------------------------------------------
Net increase (decrease) ....................                767,152      $  8,936,649         (6,755,768) $  (83,120,865)
                                                       ==================================================================
Class II Shares:
Shares sold ................................              3,595,843     $  44,424,342          5,941,310    $ 72,517,830
Shares issued in reinvestment of distributions              188,524         2,323,994            259,109       3,154,246
Shares redeemed ............................               (630,733)       (7,786,833)        (1,202,566)    (14,672,327)
                                                       ------------------------------------------------------------------
Net increase ...............................              3,153,634     $  38,961,503          4,997,853    $ 60,999,749
                                                       ==================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

     Annualized
      Fee Rate    Month-End Net Assets
     -----------------------------------------------------------------
        .625%     First $100 million
        .50%      Over $100 million, up to and including $250 million
        .45%      Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund reimburses Distributors up to .10% and .65% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $1,492,843 and $33,627, respectively.

The Fund paid transfer agent fees of $1,288,527 of which $1,208,001 was paid to Investor Services.


4. INCOME TAXES

At April 30, 1998, the Fund had tax basis capital losses of $25,878,831 which may be carried over to offset future capital gains. Such losses expire as follows:

      Capital loss carryovers expiring in:
       2003 .............................      $22,451,357
       2005 .............................        3,427,474
                                              ------------
                                               $25,878,831
                                              ============

At October 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,659,617,258 was as follows:

      Unrealized appreciation ...........     $579,370,985
      Unrealized depreciation ...........       (2,393,056)
                                              ------------
      Net unrealized appreciation .......     $576,977,929
                                              ============


5. INVESTMENT TRANSACTIONS

Purchases  and sales of securities  (excluding  short-term  securities)  for the
period  ended  October  31,  1998  aggregated   $520,820,687  and  $463,656,753,
respectively.


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.





Franklin Federal Tax-Free Income Fund
Semi-Annual Report
October 31, 1998.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the credit quality breakdown of the Franklin Federal Tax-Free Income Fund based on total long-term investments as of 10/31/98.

AAA                     38.1%
AA                      12.7%
A                       19.5%
BBB                     27.2%
Below Investment Grade   2.5%

* Quality breakdown may include internal ratings for bonds not rated by a national rating agency.


GRAPHIC MATERIAL (2)

This chart shows the portfolio breakdown by sector based on the percentage of total long-term investments on 10/31/98 for the Franklin Federal Tax-Free Income Fund.

                        % of Total Long-
Sector                  Term Investments

Utilities                    25.2%
Prerefunded                  13.9%
Housing                      13.0%
Transportation               12.0%
Hospitals                    10.6%
General Obligations           8.1%
Industrial                    6.3%
Other Revenue                 4.0%
Education                     3.1%
Certificates of Participation 1.9%
Health Care                   1.3%
Tax Allocation                0.4%
Sales Tax Revenue             0.2%


GRAPHIC MATERIAL (3)

The following line graph compares the performance of the Bond Buyer Municipal 40 Index to the 30-year U.S. Treasury yield from 5/1/98 to 10/31/98.

               30-Year U.S.                Bond Buyer 40
                 Treasury                    Index
---------------------------------------------------------
    5/1/98        5.94%                      5.37%
    5/4/98        5.94%                      5.35%
    5/5/98        5.98%                      5.36%
    5/6/98        5.94%                      5.34%
    5/7/98        5.95%                      5.34%
    5/8/98        5.98%                      5.34%
   5/11/98        6.04%                      5.36%
   5/12/98        5.96%                      5.33%
   5/13/98        5.95%                      5.30%
   5/14/98        5.98%                      5.28%
   5/15/98        5.97%                      5.28%
   5/18/98        5.92%                      5.26%
   5/19/98        5.94%                      5.26%
   5/20/98        5.89%                      5.24%
   5/21/98        5.93%                      5.25%
   5/22/98        5.90%                      5.26%
   5/26/98        5.85%                      5.23%
   5/27/98        5.83%                      5.22%
   5/28/98        5.83%                      5.23%
   5/29/98        5.81%                      5.22%
    6/1/98        5.78%                      5.22%
    6/2/98        5.80%                      5.23%
    6/3/98        5.80%                      5.24%
    6/4/98        5.82%                      5.25%
    6/5/98        5.79%                      5.22%
    6/8/98        5.79%                      5.23%
    6/9/98        5.79%                      5.23%
   6/10/98        5.70%                      5.20%
   6/11/98        5.65%                      5.19%
   6/12/98        5.66%                      5.18%
   6/15/98        5.61%                      5.16%
   6/16/98        5.65%                      5.18%
   6/17/98        5.74%                      5.23%
   6/18/98        5.70%                      5.21%
   6/19/98        5.67%                      5.22%
   6/22/98        5.66%                      5.21%
   6/23/98        5.64%                      5.21%
   6/24/98        5.66%                      5.22%
   6/25/98        5.66%                      5.23%
   6/26/98        5.64%                      5.23%
   6/29/98        5.65%                      5.23%
   6/30/98        5.62%                      5.22%
    7/1/98        5.63%                      5.23%
    7/2/98        5.60%                      5.21%
    7/6/98        5.57%                      5.21%
    7/7/98        5.60%                      5.21%
    7/8/98        5.63%                      5.22%
    7/9/98        5.60%                      5.21%
   7/10/98        5.63%                      5.21%
   7/13/98        5.68%                      5.23%
   7/14/98        5.72%                      5.25%
   7/15/98        5.70%                      5.25%
   7/16/98        5.72%                      5.26%
   7/17/98        5.75%                      5.27%
   7/20/98        5.71%                      5.26%
   7/21/98        5.67%                      5.25%
   7/22/98        5.68%                      5.25%
   7/23/98        5.66%                      5.25%
   7/24/98        5.68%                      5.25%
   7/27/98        5.70%                      5.25%
   7/28/98        5.74%                      5.26%
   7/29/98        5.77%                      5.26%
   7/30/98        5.73%                      5.25%
   7/31/98        5.72%                      5.26%
    8/3/98        5.67%                      5.24%
    8/4/98        5.65%                      5.24%
    8/5/98        5.66%                      5.24%
    8/6/98        5.67%                      5.24%
    8/7/98        5.63%                      5.22%
   8/10/98        5.63%                      5.22%
   8/11/98        5.60%                      5.20%
   8/12/98        5.62%                      5.21%
   8/13/98        5.60%                      5.21%
   8/14/98        5.55%                      5.20%
   8/17/98        5.56%                      5.19%
   8/18/98        5.56%                      5.19%
   8/19/98        5.56%                      5.19%
   8/20/98        5.52%                      5.18%
   8/21/98        5.46%                      5.16%
   8/24/98        5.48%                      5.16%
   8/25/98        5.44%                      5.15%
   8/26/98        5.44%                      5.13%
   8/27/98        5.38%                      5.12%
   8/28/98        5.37%                      5.12%
   8/31/98        5.30%                      5.11%
    9/1/98        5.34%                      5.14%
    9/2/98        5.34%                      5.15%
    9/3/98        5.31%                      5.14%
    9/4/98        5.29%                      5.15%
    9/8/98        5.34%                      5.16%
    9/9/98        5.28%                      5.15%
   9/10/98        5.18%                      5.13%
   9/11/98        5.23%                      5.13%
   9/14/98        5.23%                      5.14%
   9/15/98        5.25%                      5.15%
   9/16/98        5.23%                      5.13%
   9/17/98        5.18%                      5.12%
   9/18/98        5.15%                      5.10%
   9/21/98        5.12%                      5.07%
   9/22/98        5.16%                      5.09%
   9/23/98        5.16%                      5.09%
   9/24/98        5.15%                      5.09%
   9/25/98        5.13%                      5.09%
   9/28/98        5.15%                      5.09%
   9/29/98        5.10%                      5.08%
   9/30/98        4.98%                      5.04%
   10/1/98        4.90%                      4.99%
   10/2/98        4.85%                      4.97%
   10/5/98        4.70%                      4.95%
   10/6/98        4.75%                      4.95%
   10/7/98        4.83%                      4.98%
   10/8/98        4.99%                      5.04%
   10/9/98        5.13%                      5.12%
  10/13/98        5.10%                      5.11%
  10/14/98        5.00%                      5.09%
  10/15/98        5.02%                      5.09%
  10/16/98        4.96%                      5.05%
  10/19/98        4.98%                      5.04%
  10/20/98        5.06%                      5.08%
  10/21/98        5.08%                      5.08%
  10/22/98        5.13%                      5.11%
  10/23/98        5.16%                      5.14%
  10/26/98        5.13%                      5.14%
  10/27/98        5.08%                      5.12%
  10/28/98        5.13%                      5.12%
  10/29/98        5.09%                      5.11%
  10/30/98        5.15%                      5.13%




GRAPHIC MATERIAL (4)

This chart shows the dividend distributions for Franklin Federal Tax-Free Income Fund - Class I from 5/1/98 to 10/31/98.

May                               5.6 cents
June                              5.6 cents
July                              5.6 cents
August                            5.6 cents
September                         5.6 cents
October                           5.6 cents
Total                            33.6 cents


GRAPHIC MATERIAL (5)

This chart shows in bar format the comparison between Franklin Federal Tax-Free Income Fund - Class I distribution rate of 5.18% and the taxable equivalent rate of 8.58% on 10/31/98.


GRAPHIC MATERIAL (6)

This chart shows the dividend distributions for Franklin Federal Tax-Free Income Fund - Class II from 5/1/98 to 10/31/98.

May                               5.00 cents
June                              5.00 cents
July                              5.01 cents
August                            5.01 cents
September                         5.01 cents
October                           5.01 cents
Total                            30.04 cents


GRAPHIC MATERIAL (7)

This chart shows in bar format the comparison between Franklin Federal Tax-Free Income Fund - Class II distribution rate of 4.79% and the taxable equivalent rate of 7.93% on 10/31/98.